UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

R. Michael Thorfinnson, TD Asset Management USA Funds Inc.

399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: January 31, 2018

Date of reporting period: July 31, 2017

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

SEMIANNUAL REPORT

July 31, 2017 (Unaudited)

TD Asset Management USA Funds Inc.

TD Short-Term Bond Fund

–	Institutional Class
–	Advisor Class

TD Core Bond Fund

–	Institutional Class
–	Advisor Class

TD High Yield Bond Fund

–	Institutional Class
–	Advisor Class

TD 1- to 5-Year Corporate Bond Portfolio

TD 5- to 10-Year Corporate Bond Portfolio

Epoch U.S. Equity Shareholder Yield Fund

–	Institutional Class
–	Advisor Class

Epoch Global Equity Shareholder Yield Fund

–	Institutional Class
–	Advisor Class

TD Global Low Volatility Equity Fund

–	Institutional Class
–	Advisor Class

TD Target Return Fund

–	Institutional Class
–	Advisor Class

Epoch U.S. Small-Mid Cap Equity Fund

–	Institutional Class
–	Advisor Class

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Robert P. Herrmann James E. Kelly Barbara F. Palk
EXECUTIVE OFFICERS
Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 399 Park Avenue New York, NY 10022	Transfer Agent FIS Investor Services, LLC 4249 Easton Way, Suite 400 Columbus, OH 04319
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019 Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001
Custodian BNY Mellon One Wall Street New York, NY 10286
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

The first half of fiscal 2017 (February 1, 2017 to July 31, 2017) was positive for financial assets, with both equities and fixed income generating positive returns. The U.S. equity market, as represented by the S&P 500 Index, continued to hit new highs over the six-month period, ending up 8.24%. The Information Technology sector was the top performer with Energy and Telecommunication Services being the lone detractors. The Energy sector fell as West Texas Intermediate (WTI) crude oil declined over the period in response to perceptions that the Organization of the Petroleum Exporting Countries (OPEC)-led production cuts are failing to substantially reduce a global crude glut. Meanwhile, both Treasuries and corporate bonds generated positive returns, contributing to the Bloomberg Barclays U.S. Aggregate Bond Index's increase of 2.27%.

Following disappointing first quarter gross domestic product (GDP) growth of 1.4% annualized, the U.S. economy bounced back in the second quarter, growing 2.6% annualized in large part due to robust consumer spending helped by a healthy labor market. Business investment and trade also contributed to growth, however spending on housing investment was weak. While labor market growth slowed in the month of March, non-farm payrolls averaged 179,000 additions per month from February to July of this year with both June and July seeing strong job growth in excess of 200,000 additions per month. The unemployment rate has been steady over the period, coming in at 4.3% in July.

International equities performed strongly over the period with the MSCI EAFE Index returning 11.83%. In Europe, market concerns surrounding elections in the Netherlands and France proved unfounded, as voters rejected populist policies. Eurozone equities posted robust gains as euro area economy growth has been relatively broad-based across both sectors and countries. In the U.K., equities shrugged off concerns regarding the aftermath of the “leave” decision in the European Union (EU) referendum and hit an all time high in March. The U.K. officially triggered Article 50 which signaled the start of formal negotiations on the terms of the breakup between the U.K. and the EU. Later in the period, comments from both the Bank of England and European Central Bank indicated a shift towards tighter monetary policy may be approaching in the near future. The Bank of Japan, although wary of significant challenges such as low inflation, provided an upbeat assessment on the health of the economy and left its monetary policy largely unchanged.

In the U.S., bonds produced positive returns during the six month period, with investment grade corporate bonds still offering a yield advantage over government bonds. During the last few months, credit spreads have continued to contract as investor demand and a growing economy have supported the corporate bond market. The yield curve flattened as short-term yields increased while yields on longer maturities declined. This was a reaction to two Federal Reserve (Fed) rate increases, while inflation has remained subdued. Short-term rates generally move inline with the federal funds rate while longer maturities are sensitive to inflationary expectations.

In its July 26 policy announcement, the Fed kept its federal funds rate unchanged in the 1% to 1.25% range, largely due to persistently low inflation. This followed two previous rate hikes in March and June. Inflation has declined and continues to run below the Fed’s 2% target and although expected to remain below the target in the near term, the Fed sees inflation stabilizing to the objective over the medium term. On the positive side, the Fed seems to be meeting its other objective, maximizing employment. The Fed continues to expect the federal funds rate to remain below long-run levels for some time, however, it did announce its plans to begin reducing its balance sheet “relatively soon.”

The U.S. dollar weakened against its peers over the six-month period, falling most against the euro. The strength in the euro can be attributed to improvements in the Eurozone economy with a central bank that seems near ready to pare back its stimulus. Other global central banks, including the Bank of England and the Bank of Canada, also released comments late in the period that suggest more normalized monetary policy in the near future. Disappointing inflation figures and political uncertainty have also affected growth expectations and have played a part in the U.S. dollar's downward slide. Over the period, the U.S. dollar also fell versus the British pound, Canadian dollar and Japanese Yen.

Looking Ahead

We remain mindful of macro-economic factors that may affect our investments. Valuations are stretched in North America, economic growth is expected to slow and the tailwinds associated with the new administration may recede, particularly given recent uncertainty in Washington — which may also fuel further episodes of volatility. In addition, difficult long-term structural issues remain unresolved. Overall, this reinforces our decision to take a more cautious approach with our investments. A disciplined approach — along with a focus on the long-term — should help investors navigate the challenging environment they face today.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson, CFA
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

August 31, 2017

The Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call (866) 416-4031 or visit www.tdamusa.com. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2017 through July 31, 2017).

The table below and on the following pages illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 2/1/2017	Ending Account Value 7/31/17	Annualized Expense Ratios	Expenses Paid During Period*
TD Short-Term Bond Fund – Institutional Class
Actual	$1,000.00	$1,008.00	0.43%	$2.14
Hypothetical (5% Return before expenses)	1,000.00	1,022.66	0.43	2.16
TD Short-Term Bond Fund – Advisor Class
Actual	1,000.00	1,008.00	0.43	2.14
Hypothetical (5% Return before expenses)	1,000.00	1,022.66	0.43	2.16
TD Core Bond Fund – Institutional Class
Actual	1,000.00	1,022.60	0.50	2.51
Hypothetical (5% Return before expenses)	1,000.00	1,022.32	0.50	2.51
TD Core Bond Fund – Advisor Class
Actual	1,000.00	1,021.30	0.55	2.76
Hypothetical (5% Return before expenses)	1,000.00	1,022.07	0.55	2.76
TD High Yield Bond Fund – Institutional Class
Actual	1,000.00	1,029.60	0.70	3.52
Hypothetical (5% Return before expenses)	1,000.00	1,021.32	0.70	3.51
TD High Yield Bond Fund – Advisor Class
Actual	1,000.00	1,029.50	0.73	3.67
Hypothetical (5% Return before expenses)	1,000.00	1,021.17	0.73	3.66
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 2/1/2017	Ending Account Value 7/31/17	Annualized Expense Ratios	Expenses Paid During Period*
TD 1- to 5-Year Corporate Bond Portfolio
Actual	$1,000.00	$1,017.30	—%	$—
Hypothetical (5% Return before expenses)	1,000.00	1,024.79	—	—
TD 5- to 10-Year Corporate Bond Portfolio
Actual	1,000.00	1,035.70	—	—
Hypothetical (5% Return before expenses)	1,000.00	1,024.79	—	—
Epoch U.S. Equity Shareholder Yield Fund – Institutional Class
Actual	1,000.00	1,071.00	0.80	4.11
Hypothetical (5% Return before expenses)	1,000.00	1,020.83	0.80	4.01
Epoch U.S. Equity Shareholder Yield Fund – Advisor Class
Actual	1,000.00	1,070.00	1.01	5.18
Hypothetical (5% Return before expenses)	1,000.00	1,019.79	1.01	5.06
Epoch Global Equity Shareholder Yield Fund – Institutional Class
Actual	1,000.00	1,090.90	1.00	5.18
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.00	5.01
Epoch Global Equity Shareholder Yield Fund – Advisor Class
Actual	1,000.00	1,090.90	1.01	5.24
Hypothetical (5% Return before expenses)	1,000.00	1,019.79	1.01	5.06
TD Global Low Volatility Equity Fund – Institutional Class
Actual	1,000.00	1,081.20	0.90	4.64
Hypothetical (5% Return before expenses)	1,000.00	1,020.33	0.90	4.51
TD Global Low Volatility Equity Fund – Advisor Class
Actual	1,000.00	1,080.40	1.15	5.93
Hypothetical (5% Return before expenses)	1,000.00	1,019.09	1.15	5.76
TD Target Return Fund – Institutional Class
Actual	1,000.00	1,018.60	0.70	3.50
Hypothetical (5% Return before expenses)	1,000.00	1,021.32	0.70	3.51
TD Target Return Fund – Advisor Class
Actual	1,000.00	1,017.30	0.74	3.70
Hypothetical (5% Return before expenses)	1,000.00	1,021.12	0.74	3.71
Epoch U.S. Small-Mid Cap Equity Fund – Institutional Class
Actual	1,000.00	1,042.60	1.00	5.06
Hypothetical (5% Return before expenses)	1,000.00	1,019.84	1.00	5.01
Epoch U.S. Small-Mid Cap Equity Fund – Advisor Class
Actual	1,000.00	1,042.40	1.05	5.32
Hypothetical (5% Return before expenses)	1,000.00	1,019.59	1.05	5.26
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/17 (Unaudited)

TD Short-Term Bond Fund	TD Core Bond Fund	TD High Yield Bond Fund
Invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations of banks and corporations.**	Invests primarily in bonds.	Invests primarily in bonds that are, at the time of investment, rated below investment grade.

Fund Composition*

All figures are shown as a percentage of the Fund's total investments.

TD Short-Term Bond Fund — By Security Type

59.0%	Corporate Obligations
28.0%	U.S. Treasury Obligations
6.3%	U.S. Government Mortgage Backed Obligations
4.6%	Regional Government Obligations
1.5%	Repurchase Agreement
0.4%	U.S. Government Agency Obligation
0.2%	Municipal Obligation

TD Core Bond Fund — By Security Type

47.0%	Corporate Obligations
22.9%	U.S. Government Mortgage Backed Obligations
20.3%	U.S. Treasury Obligations
4.6%	Registered Investment Companies
2.1%	U.S. Government Agency Obligations
1.7%	Regional Government Obligations
1.4%	Repurchase Agreement

TD High Yield Bond Fund — By Sector

23.4%	Consumer Discretionary
15.3%	Telecommunication Services
13.5%	Information Technology
12.6%	Industrials
9.5%	Materials
9.0%	Financials
5.5%	Health Care
3.1%	Utilities
2.9%	Real Estate
2.9%	Energy
2.3%	Consumer Staples

Maturity Composition*

Average maturity is the weighted average of the number of years to the maturity date, reset date or earliest date to put or demand the principal and interest of a security.

TD Short-Term Bond Fund

Average Maturity: 1.8 years

Under 1 year	7.4%
1-5 years	92.3%
6-10 years	0.3%
11-20 years	0.0%
Over 20 years	0.0%

TD Core Bond Fund

Average Maturity: 7.2 years

Under 1 year	3.1%
1-5 years	42.4%
6-10 years	39.9%
11-20 years	6.8%
Over 20 years	7.8%

TD High Yield Bond Fund

Average Maturity: 4.5 years

Under 1 year	2.3%
1-5 years	54.5%
6-10 years	42.9%
11-20 years	0.3%
Over 20 years	0.0%

* Fund and Maturity Compositions are subject to change.

** Investment-grade debt are debt securities rated in one of the four highest credit-quality categories by a nationally recognized statistical rating organization.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/17 (Unaudited) (Continued)

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/17 (Unaudited) (Continued)

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/17 (Unaudited) (Concluded)

Statements of Assets and Liabilities

July 31, 2017 (unaudited)

	TD Short-Term Bond Fund	TD Core Bond Fund	TD High Yield Bond Fund	TD 1- to 5-Year Corporate Bond Portfolio
ASSETS
Cost of investments (Note 2)	$48,929,364	$40,059,099	$8,396,869	$69,925,905
Investments in securities, at value	$48,321,593	$39,537,202	$8,705,204	$68,310,292
Repurchase agreements, at value (Note 2)	755,000	538,000	—	1,826,000
TOTAL INVESTMENTS	49,076,593	40,075,202	8,705,204	70,136,292
Cash	936	192	298,221	33,764
Receivable for investment securities sold	335,040	599,448	8,788	—
Interest and dividends receivable	216,119	229,447	130,938	461,472
Due from Investment Manager (Note 3)	6,261	6,496	15,801	21,649
Receivable for capital shares sold	349	—	—	133,290
Prepaid expenses	14,298	18,276	14,856	10,186
TOTAL ASSETS	49,649,596	40,929,061	9,173,808	70,796,653
LIABILITIES
Payable for securities purchased	323,586	643,877	20,550	174,820
Dividends payable to shareholders	54,322	49,805	4,520	94,714
Payable for capital shares redeemed	10,109	23,270	34	73,152
Transfer agent fees payable	9,197	8,186	7,829	8,569
Payable for Directors’ fees (Note 4)	7,194	7,194	7,194	7,194
Other accrued expenses	42,989	46,002	46,832	34,148
TOTAL LIABILITIES	447,397	778,334	86,959	392,597
NET ASSETS	$49,202,199	$40,150,727	$9,086,849	$70,404,056
Net assets consist of:
Paid-in-capital ($0.0001 par value; 3.1 billion, 1.3 billion, 1.2 billion and 1.0 billion shares authorized, respectively)	$49,204,162	$40,729,347	$9,110,866	$70,312,074
Undistributed (Distributions in excess of) net investment income	(1,918)	(32,838)	6	(99,530)
Accumulated net realized losses from investment transactions and distribution of realized gain from investment companies	(147,274)	(561,885)	(332,358)	(18,875)
Net unrealized appreciation on investments	147,229	16,103	308,335	210,387
Net assets	$49,202,199	$40,150,727	$9,086,849	$70,404,056
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$10.16	$10.02	$9.96	N/A
	($49,161,002 ÷ 4,837,460 shares)	($40,042,902 ÷ 3,997,956 shares)	($8,954,350 ÷ 898,914 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	$10.16	$10.01	$9.96	N/A
	($41,197 ÷ 4,054 shares)	($107,825 ÷ 10,769 shares)	($132,499 ÷ 13,308 shares)
Portfolio Class net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A	$10.09
				($70,404,056 ÷ 6,976,765 shares)

Please see accompanying notes to financial statements.

Statements of Assets and Liabilities

July 31, 2017 (unaudited)

	TD 5- to 10-Year Corporate Bond Portfolio	Epoch U.S. Equity Shareholder Yield Fund	Epoch Global Equity Shareholder Yield Fund	TD Global Low Volatility Equity Fund
ASSETS
Cost of investments (Note 2)	$43,423,373	$4,752,621	$11,496,150	$35,569,135
Investments in securities, at value	$42,649,166	$5,006,351	$12,199,020	$39,445,523
Repurchase agreements, at value (Note 2)	927,000	—	—	—
TOTAL INVESTMENTS	43,576,166	5,006,351	12,199,020	39,445,523
Cash	977	47,280	305,047	222,071
Foreign currency, at value (Cost $0, $0, $0, and $93,986)	—	—	—	93,985
Interest and dividends receivable	391,450	14,658	31,580	103,116
Receivable for capital shares sold	120,630	25	1,286	28,115
Due from Investment Manager (Note 3)	20,074	15,548	10,833	—
Receivable for investment securities sold	—	—	—	212,372
Unrealized appreciation on forward foreign currency contracts	—	—	—	38,318
Unrealized appreciation on foreign currency spot contracts	—	—	—	476
Tax reclaim receivable	—	1,397	30,036	33,052
Prepaid expenses	13,158	12,776	12,551	14,556
TOTAL ASSETS	44,122,455	5,098,035	12,590,353	40,191,584
LIABILITIES
Dividends payable to shareholders	102,335	—	—	—
Payable for capital shares redeemed	70,244	11,674	11,548	52,552
Payable to Investment Manager (Note 3)	—	—	—	8,144
Unrealized depreciation on forward foreign currency contracts	—	—	—	146,562
Transfer agent fees payable	8,363	7,807	7,978	8,067
Payable for Directors’ fees (Note 4)	7,194	7,194	7,194	7,194
Other accrued expenses	38,118	34,230	49,774	27,848
TOTAL LIABILITIES	226,254	60,905	76,494	250,367
NET ASSETS	$43,896,201	$5,037,130	$12,513,859	$39,941,217
Net assets consist of:
Paid-in-capital ($0.0001 par value; 1.0 billion, 1.4 billion, 1.8 billion and 1.8 billion shares authorized, respectively)	$43,829,870	$4,088,322	$11,915,480	$36,570,628
Undistributed (Distributions in excess of) net investment income	(96,849)	4,619	227,251	582,767
Accumulated net realized gains (losses) from investment transactions and foreign currency	10,387	690,459	(332,301)	(981,929)
Net unrealized appreciation on investments	152,793	253,730	702,870	3,876,388
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currencies	—	—	559	(106,637)
Net assets	$43,896,201	$5,037,130	$12,513,859	$39,941,217
Institutional Class net asset value, redemption price and offering price per share (Note 2)	N/A	$14.07	$11.88	$11.98
		($4,038,646 ÷ 286,981 shares)	($12,374,467 ÷ 1,041,782 shares)	($38,717,145 ÷ 3,233,004 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	N/A	$14.06	$11.88	$11.96
		($998,484 ÷ 71,017 shares)	($139,392 ÷ 11,735 shares)	($1,224,072 ÷ 102,374 shares)
Portfolio Class net asset value, redemption price and offering price per share (Note 2)	$10.31	N/A	N/A	N/A
	($43,896,201 ÷ 4,258,693 shares)

Please see accompanying notes to financial statements.

Statements of Assets and Liabilities

July 31, 2017 (unaudited)

	TD Target Return Fund	Epoch U.S. Small-Mid Cap Equity Fund
ASSETS
Cost of investments (Note 2)	$2,264,224	$86,073,883
Investments in securities, at value	$2,300,607	$96,976,895
Cash	424,104	1,528,285
Foreign currency, at value (Cost $14,459 and $0)	24,936	—
Due from Investment Manager (Note 3)	16,800	—
Interest and dividends receivable	6,334	8,605
Receivable for investment securities sold	2,328	—
Receivable for capital shares sold	—	31,837
Prepaid expenses	13,405	18,525
TOTAL ASSETS	2,788,514	98,564,147
LIABILITIES
Payable for capital shares redeemed	4,304	111,798
Unrealized depreciation on forward foreign currency contracts	1,414	—
Payable to Investment Manager (Note 3)	—	58,025
Payable for securities purchased	—	1,129,967
Transfer agent fees payable	7,947	8,655
Payable for Directors’ fees (Note 4)	7,194	7,194
Other accrued expenses	32,518	38,166
TOTAL LIABILITIES	53,377	1,353,805
NET ASSETS	$2,735,137	$97,210,342
Net assets consist of:
Paid-in-capital ($0.0001 par value; 1.2 billion and 1.2 billion shares authorized, respectively)	$3,103,547	$82,188,462
Undistributed net investment income	19,691	120,738
Accumulated net realized gains (losses) from investment transactions and foreign currency	(433,543)	3,998,130
Net unrealized appreciation on investments	36,383	10,903,012
Net unrealized appreciation on forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currencies	9,059	—
Net assets	$2,735,137	$97,210,342
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$9.61	$13.08
	($2,684,930 ÷ 279,525 shares)	($97,052,763 ÷ 7,418,392 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	$9.62	$13.08
	($50,207 ÷ 5,219 shares)	($157,579 ÷ 12,046 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Six-Month Period Ended July 31, 2017 (unaudited)

	TD Short-Term Bond Fund	TD Core Bond Fund	TD High Yield Bond Fund	TD 1- to 5-Year Corporate Bond Portfolio
INVESTMENT INCOME
Interest Income	$451,522	$461,566	$231,943	$662,869
Dividend Income (net of withholding tax of $0, $176, $0 and $0)	—	19,299	—	—
	451,522	480,865	231,943	662,869
EXPENSES
Investment management fees (Note 3)	61,911	80,305	24,670	—
Directors’ fees (Note 4)	12,840	12,841	12,841	12,841
Distribution fees – Advisor Class (Note 3)	51	152	160	—
Administration fees (Note 3)	—	10,038	2,243	—
Professional fees	42,782	41,360	31,583	47,568
Transfer agent fees	33,453	32,077	30,030	32,483
Custody fees	14,694	13,338	8,560	7,772
Registration fees	11,626	12,748	12,337	6,855
Shareholder reports and mailing	7,942	7,941	3,971	3,971
Pricing fees	6,714	7,131	12,687	5,437
Other expenses	7,859	7,622	6,923	7,570
TOTAL EXPENSES	199,872	225,553	146,005	124,497
Less:
Waiver of investment manager fees/reimbursed expenses (Note 3)	(93,335)	(114,987)	(112,207)	(124,497)
Waiver of distribution fees – Advisor Class (Note 3)	(51)	(122)	(141)	—
Waiver of administration fees (Note 3)	—	(10,038)	(2,243)	—
NET EXPENSES	106,486	100,406	31,414	—
NET INVESTMENT INCOME	345,036	380,459	200,529	662,869
NET REALIZED LOSS FROM:
Investment transactions	(26,389)	(238,538)	(198,058)	(9,025)
Distribution of realized gain from investment companies	—	(7,996)	—	—
NET CHANGE IN UNREALIZED APPRECIATION ON:
Investments	104,555	757,306	259,573	449,651
NET REALIZED AND UNREALIZED GAIN	78,166	510,772	61,515	440,626
NET INCREASE IN NET ASSETS FROM OPERATIONS	$423,202	$891,231	$262,044	$1,103,495

Please see accompanying notes to financial statements.

Statements of Operations

For the Six-Month Period Ended July 31, 2017 (unaudited)

	TD 5- to 10-Year Corporate Bond Portfolio	Epoch U.S. Equity Shareholder Yield Fund	Epoch Global Equity Shareholder Yield Fund	TD Global Low Volatility Equity Fund
INVESTMENT INCOME
Interest Income	$624,546	$—	$—	$—
Dividend Income (net of withholding tax of $0, $1,348, $20,365 and $78,244)	—	120,379	288,640	682,523
	624,546	120,379	288,640	682,523
EXPENSES
Investment management fees (Note 3)	—	23,627	47,962	136,783
Directors’ fees (Note 4)	12,841	12,841	12,841	12,841
Administration fees (Note 3)	—	1,817	2,998	9,770
Distribution fees – Advisor Class (Note 3)	—	1,412	173	1,446
Professional fees	41,616	30,849	32,328	40,592
Transfer agent fees	31,396	29,876	30,352	31,794
Custody fees	7,834	9,238	30,845	17,435
Registration fees	6,765	13,209	11,963	13,570
Pricing fees	5,114	380	5,118	10,906
Shareholder reports and mailing	3,971	5,066	5,076	4,134
Other expenses	7,337	6,845	6,894	7,657
TOTAL EXPENSES	116,874	135,160	186,550	286,928
Less:
Waiver of investment manager fees/reimbursed expenses (Note 3)	(116,874)	(102,896)	(123,433)	(99,895)
Waiver of distribution fees – Advisor Class (Note 3)	—	(212)	(166)	—
Waiver of administration fees (Note 3)	—	(1,817)	(2,998)	(9,770)
NET EXPENSES	—	30,235	59,953	177,263
NET INVESTMENT INCOME	624,546	90,144	228,687	505,260
NET REALIZED GAIN (LOSS) FROM:
Investment transactions	28,704	704,925 (1)	253,857	225,313
Forward foreign currency exchange contracts	—	—	—	(928,445)
Foreign currency	—	—	(351)	13,329
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	832,778	(331,713)	543,400	3,188,575
Forward foreign currency exchange contracts	—	—	—	12,786
Translation of other assets and liabilities denominated in foreign currencies	—	—	2,115	1,822
NET REALIZED AND UNREALIZED GAIN	861,482	373,212	799,021	2,513,380
NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,486,028	$463,356	$1,027,708	$3,018,640

(1)	Includes realized gain (loss) as a result of in-kind transactions (see Note 8 in Notes to Financial Statements).

Please see accompanying notes to financial statements.

Statements of Operations

For the Six-Month Period Ended July 31, 2017 (unaudited)

	TD Target Return Fund	Epoch U.S. Small-Mid Cap Equity Fund
INVESTMENT INCOME
Interest Income	$24,638	$—
Dividend Income (net of withholding tax of $700 and $2,647)	15,613	840,111
	40,251	840,111
EXPENSES
Directors’ fees (Note 4)	12,841	12,841
Investment management fees (Note 3)	8,539	413,584
Administration fees (Note 3)	776	25,850
Distribution fees – Advisor Class (Note 3)	63	210
Professional fees	29,815	61,027
Transfer agent fees	29,548	35,192
Registration fees	12,332	11,045
Custody fees	7,582	13,046
Pricing fees	4,781	540
Shareholder reports and mailing	2,086	5,196
Other expenses	6,856	8,939
TOTAL EXPENSES	115,219	587,470
Less:
Waiver of investment manager fees/reimbursed expenses (Note 3)	(103,512)	(44,514)
Waiver of distribution fees – Advisor Class (Note 3)	(54)	(170)
Waiver of administration fees (Note 3)	(776)	(25,850)
NET EXPENSES	10,877	516,936
NET INVESTMENT INCOME	29,374	323,175
NET REALIZED GAIN (LOSS) FROM:
Investment transactions	(31,822)	3,312,048
Forward foreign currency exchange contracts	(12,665)	—
Foreign currency	(5,224)	—
NET CHANGE IN UNREALIZED APPRECIATION ON:
Investments	64,137	761,946
Forward foreign currency exchange contracts	1,768	—
Translation of other assets and liabilities denominated in foreign currencies	10,463	—
NET REALIZED AND UNREALIZED GAIN	26,657	4,073,994
NET INCREASE IN NET ASSETS FROM OPERATIONS	$56,031	$4,397,169

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TD Short-Term Bond Fund		TD Core Bond Fund		TD High Yield Bond Fund
	Six-Month Period ended July 31, 2017 (unaudited)	Year ended January 31, 2017	Six-Month Period ended July 31, 2017 (unaudited)	Year ended January 31, 2017	Six-Month Period ended July 31, 2017 (unaudited)	Year ended January 31, 2017
OPERATIONS:
Net investment income	$345,036	$670,890	$380,459	$679,404	$200,529	$379,494
Net realized gain (loss) from investment transactions and distribution of realized gain from investment companies	(26,389)	32,035	(246,534)	397,223	(198,058)	(27,327)
Net change in unrealized appreciation (depreciation) on investments	104,555	(27,216)	757,306	(788,127)	259,573	859,070
Net increase in net assets from operations	423,202	675,709	891,231	288,500	262,044	1,211,237
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(347,887)	(695,560)	(413,950)	(768,045)	(197,630)	(373,808)
Advisor Class	(287)	(507)	(1,205)	(2,066)	(2,876)	(6,676)
Total dividends and distributions to shareholders	(348,174)	(696,067)	(415,155)	(770,111)	(200,506)	(380,484)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	1,839,824	12,533,406	2,050,424	9,905,616	78,554	459,563
Shares issued in reinvestment of dividends	26,569	71,821	114,826	185,053	170,332	322,436
Payments for shares redeemed	(4,196,587)	(13,826,395)	(2,920,679)	(8,592,184)	(334,652)	(268,759)
Net increase (decrease) in net assets from Institutional Class shares	(2,330,194)	(1,221,168)	(755,429)	1,498,485	(85,766)	513,240
Advisor Class:
Proceeds from shares sold	—	—	20,616	10,001	13,371	267,587
Shares issued in reinvestment of dividends	244	431	1,045	1,770	2,491	5,953
Payments for shares redeemed	—	—	(30,164)	(12)	(2,687)	(267,930)
Net increase (decrease) in net assets from Advisor Class shares	244	431	(8,503)	11,759	13,175	5,610
Net increase (decrease) in net assets from capital share transactions	(2,329,950)	(1,220,737)	(763,932)	1,510,244	(72,591)	518,850
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,254,922)	(1,241,095)	(287,856)	1,028,633	(11,053)	1,349,603
NET ASSETS:
Beginning of period	51,457,121	52,698,216	40,438,583	39,409,950	9,097,902	7,748,299
End of period	$49,202,199	$51,457,121	$40,150,727	$40,438,583	$9,086,849	$9,097,902
Undistributed (Distributions in excess of) net investment income, end of period	$(1,918)	$1,220	$(32,838)	$1,858	$6	$(17)
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	181,351	1,230,595	207,987	976,221	7,903	46,942
Shares issued in reinvestment of dividends	2,616	7,045	9,528	18,260	17,159	33,514
Shares redeemed	(413,503)	(1,358,997)	(292,958)	(851,345)	(33,763)	(27,503)
Net increase (decrease) in Institutional Class shares	(229,536)	(121,357)	(75,443)	143,136	(8,701)	52,953
Advisor Class:
Shares sold	—	—	2,086	967	1,345	27,225
Shares issued in reinvestment of dividends	24	42	105	175	251	614
Shares redeemed	—	—	(3,014)	(1)	(273)	(27,051)
Net increase (decrease) in Advisor Class shares	24	42	(823)	1,141	1,323	788
Net increase (decrease) in shares	(229,512)	(121,315)	(76,266)	144,277	(7,378)	53,741

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TD 1- to 5-Year Corporate Bond Portfolio		TD 5- to 10-Year Corporate Bond Portfolio
	Six-Month Period ended July 31, 2017 (unaudited)	Year ended January 31, 2017	Six-Month Period ended July 31, 2017 (unaudited)	Year ended January 31, 2017
OPERATIONS:
Net investment income	$662,869	$1,065,305	$624,546	$1,236,476
Net realized gain (loss) from investment transactions	(9,025)	62,507	28,704	367,697
Net change in unrealized appreciation (depreciation) on investments	449,651	(98,886)	832,778	(303,421)
Net increase in net assets from operations	1,103,495	1,028,926	1,486,028	1,300,752
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Portfolio Class	(666,898)	(1,078,218)	(620,827)	(1,232,739)
From net realized gains
Portfolio Class	—	(130,662)	—	(457,244)
Total dividends and distributions to shareholders	(666,898)	(1,208,880)	(620,827)	(1,689,983)
CAPITAL SHARE TRANSACTIONS:
Portfolio Class:
Proceeds from shares sold	13,346,485	32,546,991	5,999,111	15,834,869
Shares issued in reinvestment of dividends	144,228	253,785	34,620	99,788
Payments for shares redeemed	(6,185,345)	(12,843,520)	(4,466,385)	(11,329,486)
Net increase in net assets from capital share transactions	7,305,368	19,957,256	1,567,346	4,605,171
TOTAL INCREASE IN NET ASSETS	7,741,965	19,777,302	2,432,547	4,215,940
NET ASSETS:
Beginning of period	62,662,091	42,884,789	41,463,654	37,247,714
End of period	$70,404,056	$62,662,091	$43,896,201	$41,463,654
Distributions in excess of net investment income, end of period	$(99,530)	$(95,501)	$(96,849)	$(100,568)
SHARE TRANSACTIONS:
Portfolio Class:
Shares sold	1,324,327	3,219,509	586,065	1,503,471
Shares issued in reinvestment of dividends	14,335	25,126	3,384	9,632
Shares redeemed	(615,547)	(1,266,863)	(437,416)	(1,078,579)
Net increase in shares	723,115	1,977,772	152,033	434,524

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	Epoch U.S. Equity Shareholder Yield Fund		Epoch Global Equity Shareholder Yield Fund		TD Global Low Volatility Equity Fund
	Six-Month Period ended July 31, 2017 (unaudited)	Year ended January 31, 2017	Six-Month Period ended July 31, 2017 (unaudited)	Year ended January 31, 2017	Six-Month Period ended July 31, 2017 (unaudited)	Year ended January 31, 2017
OPERATIONS:
Net investment income	$90,144	$93,648	$228,687	$253,135	$505,260	$412,206
Net realized gain (loss) from investment transactions, forward foreign currency exchange contracts and foreign currency	704,925 (1)	193,681	253,506	(202,535)	(689,803)	595,769 (1)
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currencies	(331,713)	298,400	545,515	591,989	3,203,183	671,147
Net increase in net assets from operations	463,356	585,729	1,027,708	642,589	3,018,640	1,679,122
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(74,545)	(75,887)	—	(243,198)	—	(683,336)
Advisor Class	(11,783)	(14,931)	—	(2,748)	—	(24,938)
From net realized gains
Institutional Class	(92,468)	(5,685)	—	—	—	—
Advisor Class	(16,060)	(2,138)	—	—	—	—
Return of Capital
Institutional Class	—	—	—	(6,301)	—	—
Advisor Class	—	—	—	(72)	—	—
Total dividends and distributions to shareholders	(194,856)	(98,641)	—	(252,319)	—	(708,274)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	2,259,051	1,334,728	2,180,316	9,939,322	4,684,409	33,568,388
Shares issued in reinvestment of dividends	114,666	73,674	—	226,060	—	298,788
Payments for shares redeemed	(2,950,879)	(622,669)	(1,643,455)	(5,982,551)	(4,510,633)	(12,865,216)
Net increase (decrease) in net assets from Institutional Class shares	(577,162)	785,733	536,861	4,182,831	173,776	21,001,960
Advisor Class:
Proceeds from shares sold	26,130	1,282,154	1,059	8,002	224,111	1,281,434
Shares issued in reinvestment of dividends	27,600	16,604	—	2,401	—	24,938
Payments for shares redeemed	(200,798)	(368,760)	(5,526)	(11,558)	(178)	(505,567)
Net increase (decrease) in net assets from Advisor Class shares	(147,068)	929,998	(4,467)	(1,155)	223,933	800,805
Net increase (decrease) in net assets from capital share transactions	(724,230)	1,715,731	532,394	4,181,676	397,709	21,802,765
TOTAL INCREASE (DECREASE) IN NET ASSETS	(455,730)	2,202,819	1,560,102	4,571,946	3,416,349	22,773,613
NET ASSETS:
Beginning of period	5,492,860	3,290,041	10,953,757	6,381,811	36,524,868	13,751,255
End of period	$5,037,130	$5,492,860	$12,513,859	$10,953,757	$39,941,217	$36,524,868
Undistributed (Distributions in excess of) net investment income, end of period	$4,619	$803	$227,251	$(1,436)	$582,767	$77,507
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	164,508	100,396	191,099	908,020	405,176	3,008,151
Shares issued in reinvestment of dividends	8,241	5,616	—	21,029	—	27,040
Shares redeemed	(212,085)	(47,587)	(142,930)	(554,538)	(386,884)	(1,169,879)
Net increase (decrease) in Institutional Class shares	(39,336)	58,425	48,169	374,511	18,292	1,865,312
Advisor Class:
Shares sold	1,879	96,293	89	747	19,854	114,280
Shares issued in reinvestment of dividends	1,985	1,258	—	223	—	2,257
Shares redeemed	(14,426)	(27,516)	(465)	(1,059)	(15)	(45,612)
Net increase (decrease) in Advisor Class shares	(10,562)	70,035	(376)	(89)	19,839	70,925
Net increase (decrease) in shares	(49,898)	128,460	47,793	374,422	38,131	1,936,237

(1)	Includes realized gain (loss) as a result of in-kind transactions (see Note 8 in Notes to Financial Statements).

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TD Target Return Fund		Epoch U.S. Small-Mid Cap Equity Fund
	Six-Month Period ended July 31, 2017 (unaudited)	Year ended January 31, 2017	Six-Month Period ended July 31, 2017 (unaudited)	Year ended January 31, 2017
OPERATIONS:
Net investment income	$29,374	$122,727	$323,175	$168,331
Net realized gain (loss) from investment transactions, forward foreign currency exchange contracts and foreign currency	(49,711)	(306,196)	3,312,048	3,128,676
Net change in unrealized appreciation on investments, forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currencies	76,368	722,183	761,946	23,466,779
Net increase in net assets from operations	56,031	538,714	4,397,169	26,763,786
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(24,595)	(153,159)	(202,151)	(651,136)
Advisor Class	(410)	(2,278)	(286)	(780)
Total dividends and distributions to shareholders	(25,005)	(155,437)	(202,437)	(651,916)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	35,250	251,465	3,778,215	14,136,263
Shares issued in reinvestment of dividends	24,595	153,159	10,576	10,302
Payments for shares redeemed	(625,310)	(3,022,575)	(14,735,528)	(25,015,593)
Net decrease in net assets from Institutional Class shares	(565,465)	(2,617,951)	(10,946,737)	(10,869,028)
Advisor Class:
Proceeds from shares sold	3,647	6,370	26,974	4,466
Shares issued in reinvestment of dividends	360	1,968	250	669
Payments for shares redeemed	(4,303)	(24)	(24,677)	(2,115)
Net increase (decrease) in net assets from Advisor Class shares	(296)	8,314	2,547	3,020
Net decrease in net assets from capital share transactions	(565,761)	(2,609,637)	(10,944,190)	(10,866,008)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(534,735)	(2,226,360)	(6,749,458)	15,245,862
NET ASSETS:
Beginning of period	3,269,872	5,496,232	103,959,800	88,713,938
End of period	$2,735,137	$3,269,872	$97,210,342	$103,959,800
Undistributed net investment income, end of period	$19,691	$15,322	$120,738	$—
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	3,718	26,431	293,234	1,252,490
Shares issued in reinvestment of dividends	2,596	16,296	820	962
Shares redeemed	(65,308)	(329,720)	(1,135,905)	(2,132,771)
Net decrease in Institutional Class shares	(58,994)	(286,993)	(841,851)	(879,319)
Advisor Class:
Shares sold	383	670	2,133	251
Shares issued in reinvestment of dividends	38	209	19	63
Shares redeemed	(452)	(2)	(1,891)	(65)
Net increase (decrease) in Advisor Class shares	(31)	877	261	249
Net decrease in shares	(59,025)	(286,116)	(841,590)	(879,070)

Please see accompanying notes to financial statements.

Financial Highlights

For the six-month period ended July 31, 2017 (unaudited) and the years or periods ended January 31 or October 31, For a Share Outstanding Throughout the Periods

	Institutional Class
	July 31, 2017	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014ˆ	October 31, 2013	October 31, 2012
TD Short-Term Bond Fund
Net asset value, beginning of period	$10.15	$10.15	$10.24	$10.24	$10.22	$10.29	$10.24
Net investment income(1)	0.070	0.122	0.097	0.072	0.017	0.091	0.107
Net realized and unrealized gain (loss) on investments	0.011	0.005	(0.085)	0.011	0.025	(0.060)	0.073
Total from operations	0.081	0.127	0.012	0.083	0.042	0.031	0.180
Dividends from net investment income	(0.071)	(0.126)	(0.102)	(0.083)	(0.022)	(0.091)	(0.107)
Distributions from net realized gains	—	—	—	—	—	(0.011)	(0.023)
Total dividends and distributions	(0.071)	(0.126)	(0.102)	(0.083)	(0.022)	(0.102)	(0.130)
Net asset value, end of period	$10.16	$10.15	$10.15	$10.24	$10.24	$10.22	$10.29
Total investment return†	0.80%	1.25%	0.12%	0.81%	0.41%	0.31%	1.77%
Net assets end of period (000)	$49,161	$51,416	$52,658	$66,296	$65,850	$65,400	$69,734
Ratio of net expenses to average net assets	0.43%‡	0.43%	0.43%	0.43%	0.43%‡	0.43%	0.43%
Ratio of total expenses to average net assets	0.81%‡	0.70%	0.68%	0.68%	0.55%‡	0.52%	0.56%
Ratio of net investment income to average net assets	1.39%‡	1.19%	0.95%	0.70%	0.66%‡	0.55%	0.74%
Portfolio turnover rate	40%	121%	116%	120%	15%	111%	176%

	Advisor Class(2)
	July 31, 2017	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014ˆ	October 31, 2013
TD Short-Term Bond Fund
Net asset value, beginning of period	$10.15	$10.15	$10.24	$10.24	$10.23	$10.24
Net investment income(1)	0.070	0.122	0.098	0.072	0.017	0.039
Net realized and unrealized gain (loss) on investments	0.011	0.005	(0.086)	0.011	0.015	(0.010)
Total from operations	0.081	0.127	0.012	0.083	0.032	0.029
Dividends from net investment income	(0.071)	(0.126)	(0.102)	(0.083)	(0.022)	(0.039)
Distributions from net realized gains	—	—	—	—	—	—
Total dividends and distributions	(0.071)	(0.126)	(0.102)	(0.083)	(0.022)	(0.039)
Net asset value, end of period	$10.16	$10.15	$10.15	$10.24	$10.24	$10.23
Total investment return†	0.80%	1.25%	0.12%	0.81%	0.31%	0.28%
Net assets end of period (000)	$41	$41	$40	$40	$40	$40
Ratio of net expenses to average net assets	0.43%‡	0.43%	0.43%	0.43%	0.43%‡	0.43%‡
Ratio of total expenses to average net assets	1.05%‡	0.95%	0.94%	0.93%	0.80%‡	0.66%‡
Ratio of net investment income to average net assets	1.40%‡	1.20%	0.96%	0.70%	0.66%‡	0.14%‡
Portfolio turnover rate	40%	121%	116%	120%	15%	111%

ˆ	For the three-month period ended January 31, 2014. Effective November 1, 2013, the TD Short-Term Bond Fund changed its fiscal year from October 31 to January 31.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Advisor Class shares commenced operations on May 30, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2017 (unaudited) and the years or periods ended January 31,
For a Share Outstanding Throughout the Periods

	Institutional Class(2)
	July 31, 2017	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
TD Core Bond Fund
Net asset value, beginning of period	$9.90	$10.00	$10.24	$9.81	$10.00
Net investment income(1)	0.094	0.166	0.148	0.158	0.107
Net realized and unrealized gain (loss) on investments	0.129	(0.078)	(0.223)	0.450	(0.148)
Total from operations	0.223	0.088	(0.075)	0.608	(0.041)
Dividends from net investment income	(0.103)	(0.188)	(0.165)	(0.178)	(0.149)
Distributions from net realized gains	—	—	—	—	—
Total dividends and distributions	(0.103)	(0.188)	(0.165)	(0.178)	(0.149)
Net asset value, end of period	$10.02	$9.90	$10.00	$10.24	$9.81
Total investment return†	2.26%	0.86%	(0.72)%	6.26%	(0.40)%
Net assets end of period (000)	$40,043	$40,324	$39,305	$36,609	$10,527
Ratio of net expenses to average net assets	0.50%‡	0.50%	0.50%	0.50%	0.50%‡
Ratio of total expenses to average net assets	1.12%‡	1.05%	0.97%	2.12%	2.39%‡
Ratio of net investment income to average net assets	1.90%‡	1.64%	1.48%	1.58%	1.25%‡
Portfolio turnover rate	43%	98%	102%	62%	40%

	Advisor Class(3)
	July 31, 2017	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
TD Core Bond Fund
Net asset value, beginning of period	$9.90	$10.00	$10.24	$9.81	$10.00
Net investment income(1)	0.091	0.165	0.149	0.163	0.107
Net realized and unrealized gain (loss) on investments	0.119	(0.076)	(0.224)	0.445	(0.148)
Total from operations	0.210	0.089	(0.075)	0.608	(0.041)
Dividends from net investment income	(0.100)	(0.189)	(0.165)	(0.178)	(0.149)
Distributions from net realized gains	—	—	—	—	—
Total dividends and distributions	(0.100)	(0.189)	(0.165)	(0.178)	(0.149)
Net asset value, end of period	$10.01	$9.90	$10.00	$10.24	$9.81
Total investment return†	2.13%	0.85%	(0.72)%	6.26%	(0.40)%
Net assets end of period (000)	$108	$115	$105	$105	$99
Ratio of net expenses to average net assets	0.55%‡	0.50%	0.50%	0.50%	0.50%‡
Ratio of total expenses to average net assets	1.37%‡	1.30%	1.22%	2.37%	2.64%‡
Ratio of net investment income to average net assets	1.84%‡	1.63%	1.49%	1.64%	1.25%‡
Portfolio turnover rate	43%	98%	102%	62%	40%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2017 (unaudited) and the years or periods ended January 31,
For a Share Outstanding Throughout the Periods

	Institutional Class(2)
	July 31, 2017	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
TD High Yield Bond Fund
Net asset value, beginning of period	$9.89	$8.95	$9.87	$9.97	$10.00
Net investment income(1)	0.220	0.427	0.446	0.451	0.397
Net realized and unrealized gain (loss) on investments	0.070	0.940	(0.912)	(0.105)	(0.027)
Total from operations	0.290	1.367	(0.466)	0.346	0.370
Dividends from net investment income	(0.220)	(0.427)	(0.454)	(0.446)	(0.400)
Distributions from net realized gains	—	—	—	—	—
Total dividends and distributions	(0.220)	(0.427)	(0.454)	(0.446)	(0.400)
Net asset value, end of period	$9.96	$9.89	$8.95	$9.87	$9.97
Total investment return†	2.96%	15.50%	(4.90)%	3.50%	3.81%
Net assets end of period (000)	$8,954	$8,979	$7,648	$10,995	$10,457
Ratio of net expenses to average net assets	0.70%‡	0.70%	0.70%	0.70%	0.70%‡
Ratio of total expenses to average net assets	3.25%‡	3.14%	2.68%	2.40%	2.45%‡
Ratio of net investment income to average net assets	4.47%‡	4.45%	4.63%	4.50%	4.61%‡
Portfolio turnover rate	17%	26%	38%	23%	17%

	Advisor Class(3)
	July 31, 2017	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
TD High Yield Bond Fund
Net asset value, beginning of period	$9.89	$8.95	$9.87	$9.97	$10.00
Net investment income(1)	0.219	0.419	0.446	0.451	0.397
Net realized and unrealized gain (loss) on investments	0.070	0.944	(0.912)	(0.105)	(0.027)
Total from operations	0.289	1.363	(0.466)	0.346	0.370
Dividends from net investment income	(0.219)	(0.423)	(0.454)	(0.446)	(0.400)
Distributions from net realized gains	—	—	—	—	—
Total dividends and distributions	(0.219)	(0.423)	(0.454)	(0.446)	(0.400)
Net asset value, end of period	$9.96	$9.89	$8.95	$9.87	$9.97
Total investment return†	2.95%	15.46%	(4.90)%	3.50%	3.81%
Net assets end of period (000)	$133	$119	$100	$106	$103
Ratio of net expenses to average net assets	0.73%‡	0.76%	0.70%	0.70%	0.70%‡
Ratio of total expenses to average net assets	3.51%‡	3.38%	3.00%	2.65%	2.70%‡
Ratio of net investment income to average net assets	4.44%‡	4.34%	4.67%	4.50%	4.61%‡
Portfolio turnover rate	17%	26%	38%	23%	17%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2017 (unaudited) and the years or periods ended January 31,
For a Share Outstanding Throughout the Periods

	TD 1- to 5-Year Corporate Bond Portfolio(2)
	July 31, 2017	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
TD 1- to 5-Year Corporate Bond Portfolio
Net asset value, beginning of period	$10.02	$10.03	$10.13	$10.10	$10.00
Net investment income(1)	0.104	0.187	0.158	0.140	0.057
Net realized and unrealized gain (loss) on investments	0.069	0.012	(0.117)	0.060	0.115
Total from operations	0.173	0.199	0.041	0.200	0.172
Dividends from net investment income	(0.103)	(0.187)	(0.140)	(0.137)	(0.061)
Distributions from net realized gains	—	(0.022)	(0.001)	(0.033)	(0.011)
Total dividends and distributions	(0.103)	(0.209)	(0.141)	(0.170)	(0.072)
Net asset value, end of period	$10.09	$10.02	$10.03	$10.13	$10.10
Total investment return†	1.73%	1.98%	0.41%	2.00%	1.72%
Net assets end of period (000)	$70,404	$62,662	$42,885	$15,539	$5,684
Ratio of net expenses to average net assets	— %‡	—%	—%	—%	— %‡
Ratio of total expenses to average net assets	0.39%‡	0.39%	0.83%	1.76%	4.07%‡
Ratio of net investment income to average net assets	2.08%‡	1.85%	1.57%	1.38%	1.45%‡
Portfolio turnover rate	31%	86%	72%	70%	58%

	TD 5- to 10-Year Corporate Bond Portfolio(2)
	July 31, 2017	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
TD 5- to 10-Year Corporate Bond Portfolio
Net asset value, beginning of period	$10.10	$10.14	$10.57	$10.23	$10.00
Net investment income(1)	0.150	0.299	0.287	0.302	0.115
Net realized and unrealized gain (loss) on investments	0.209	0.071	(0.444)	0.472	0.297
Total from operations	0.359	0.370	(0.157)	0.774	0.412
Dividends from net investment income	(0.149)	(0.298)	(0.268)	(0.300)	(0.131)
Distributions from net realized gains	—	(0.112)	(0.005)	(0.134)	(0.051)
Total dividends and distributions	(0.149)	(0.410)	(0.273)	(0.434)	(0.182)
Net asset value, end of period	$10.31	$10.10	$10.14	$10.57	$10.23
Total investment return†	3.57%	3.62%	(1.49)%	7.73%	4.15%
Net assets end of period (000)	$43,896	$41,464	$37,248	$12,437	$5,191
Ratio of net expenses to average net assets	— %‡	—%	—%	—%	— %‡
Ratio of total expenses to average net assets	0.56%‡	0.49%	0.93%	2.37%	4.07%‡
Ratio of net investment income to average net assets	2.96%‡	2.86%	2.80%	2.91%	2.91%‡
Portfolio turnover rate	26%	71%	70%	72%	68%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Commenced operations on September 12, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2017 (unaudited) and the years or periods ended January 31,
For a Share Outstanding Throughout the Periods

	Institutional Class(2)
	July 31, 2017	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
Epoch U.S. Equity Shareholder Yield Fund
Net asset value, beginning of period	$13.47	$11.77	$12.59	$11.29	$10.00
Net investment income(1)	0.175	0.301	0.276	0.324	0.224
Net realized and unrealized gain (loss) on investments	0.762	1.709	(0.447)	1.493	1.285
Total from operations	0.937	2.010	(0.171)	1.817	1.509
Dividends from net investment income	(0.143)	(0.290)	(0.255)	(0.305)	(0.199)
Distributions from net realized gains	(0.194)	(0.020)	(0.394)	(0.212)	(0.020)
Total dividends and distributions	(0.337)	(0.310)	(0.649)	(0.517)	(0.219)
Net asset value, end of period	$14.07	$13.47	$11.77	$12.59	$11.29
Total investment return†	7.10%	17.18%	(1.36)%	16.25%	15.18%
Net assets end of period (000)	$4,039	$4,395	$3,154	$7,266	$5,628
Ratio of net expenses to average net assets	0.80%‡	0.80%	0.80%	0.80%	0.80%‡
Ratio of total expenses to average net assets	3.67%‡	5.34%	5.05%	3.50%	3.54%‡
Ratio of net investment income to average net assets	2.52%‡	2.33%	2.23%	2.64%	2.37%‡
Portfolio turnover rate	41%	23%	19%	11%	9%

	Advisor Class(3)
	July 31, 2017	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
Epoch U.S. Equity Shareholder Yield Fund
Net asset value, beginning of period	$13.46	$11.77	$12.59	$11.29	$10.00
Net investment income(1)	0.157	0.264	0.259	0.324	0.224
Net realized and unrealized gain (loss) on investments	0.780	1.724	(0.430)	1.493	1.285
Total from operations	0.937	1.988	(0.171)	1.817	1.509
Dividends from net investment income	(0.143)	(0.278)	(0.255)	(0.305)	(0.199)
Distributions from net realized gains	(0.194)	(0.020)	(0.394)	(0.212)	(0.020)
Total dividends and distributions	(0.337)	(0.298)	(0.649)	(0.517)	(0.219)
Net asset value, end of period	$14.06	$13.46	$11.77	$12.59	$11.29
Total investment return†	7.00%	16.98%	(1.36)%	16.25%	15.18%
Net assets end of period (000)	$998	$1,098	$136	$133	$115
Ratio of net expenses to average net assets	1.01%‡	1.01%	0.81%	0.80%	0.80%‡
Ratio of total expenses to average net assets	3.98%‡	5.11%	5.84%	3.74%	3.79%‡
Ratio of net investment income to average net assets	2.27%‡	2.01%	2.10%	2.64%	2.37%‡
Portfolio turnover rate	41%	23%	19%	11%	9%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2017 (unaudited) and the years or periods ended January 31,
For a Share Outstanding Throughout the Periods

	Institutional Class(2)
	July 31, 2017		January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
Epoch Global Equity Shareholder Yield Fund
Net asset value, beginning of period	$10.89		$10.11	$11.35	$10.99	$10.00
Net investment income(1)	0.218		0.276	0.344	0.461	0.282
Net realized and unrealized gain (loss) on investments	0.772		0.753	(1.117)	0.678	1.024
Total from operations	0.990		1.029	(0.773)	1.139	1.306
Dividends from net investment income	—		(0.243)	(0.390)	(0.339)	(0.237)
Distributions from net realized gains	—		—	(0.077)	(0.440)	(0.079)
Return of capital	—		(0.006)	—	—	—
Total dividends and distributions	—		(0.249)	(0.467)	(0.779)	(0.316)
Net asset value, end of period	$11.88		$10.89	$10.11	$11.35	$10.99
Total investment return†	9.09%		10.21%	(6.90)%	10.57%	12.99%
Net assets end of period (000)	$12,375		$10,822	$6,259	$11,647	$5,908
Ratio of net expenses to average net assets	1.00	%‡	1.00%	1.00%	1.00%	1.00%‡
Ratio of total expenses to average net assets	3.11	%‡	3.54%	4.24%	3.61%	4.34%‡
Ratio of net investment income to average net assets	3.82	%‡	2.54%	3.07%	3.89%	3.00%‡
Portfolio turnover rate	14%		54%	39%	37%	20%

	Advisor Class(3)
	July 31, 2017		January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
Epoch Global Equity Shareholder Yield Fund
Net asset value, beginning of period	$10.89		$10.11	$11.35	$10.99	$10.00
Net investment income(1)	0.217		0.298	0.338	0.495	0.283
Net realized and unrealized gain (loss) on investments	0.773		0.729	(1.112)	0.644	1.023
Total from operations	0.990		1.027	(0.774)	1.139	1.306
Dividends from net investment income	—		(0.241)	(0.389)	(0.339)	(0.237)
Distributions from net realized gains	—		—	(0.077)	(0.440)	(0.079)
Return of Capital	—		(0.006)	—	—	—
Total dividends and distributions	—		(0.247)	(0.466)	(0.779)	(0.316)
Net asset value, end of period	$11.88		$10.89	$10.11	$11.35	$10.99
Total investment return†	9.09%		10.19%	(6.90)%	10.57%	12.99%
Net assets end of period (000)	$139		$132	$123	$124	$112
Ratio of net expenses to average net assets	1.01	%‡	1.02%	1.01%	1.00%	1.00%‡
Ratio of total expenses to average net assets	3.36	%‡	3.87%	4.78%	3.85%	4.58%‡
Ratio of net investment income to average net assets	3.81	%‡	2.76%	3.03%	4.18%	3.01%‡
Portfolio turnover rate	14%		54%	39%	37%	20%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2017 (unaudited) and the years or periods ended January 31,
For a Share Outstanding Throughout the Periods

	Institutional Class(2)
	July 31, 2017		January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
TD Global Low Volatility Equity Fund
Net asset value, beginning of period	$11.08		$10.10	$11.12	$10.05	$10.00
Net investment income(1)	0.150		0.193	0.224	0.269	0.201
Net realized and unrealized gain (loss) on investments	0.750		1.020	(0.392)	1.575	0.073
Total from operations	0.900		1.213	(0.168)	1.844	0.274
Dividends from net investment income	—		(0.233)	(0.844)	(0.558)	(0.173)
Distributions from net realized gains	—		—	(0.008)	(0.216)	(0.051)
Total dividends and distributions	—		(0.233)	(0.852)	(0.774)	(0.224)
Net asset value, end of period	$11.98		$11.08	$10.10	$11.12	$10.05
Total investment return†	8.12%		12.01%	(1.61)%	18.57%	2.70%
Net assets end of period (000)	$38,717		$35,611	$13,634	$12,935	$10,394
Ratio of net expenses to average net assets	0.90	%‡	0.90%	0.90%	0.90%	0.90%‡
Ratio of total expenses to average net assets	1.46	%‡	1.84%	2.67%	2.50%	2.85%‡
Ratio of net investment income to average net assets	2.59	%‡	1.76%	2.02%	2.46%	2.28%‡
Portfolio turnover rate	6%		28%	28%	11%	11%

	Advisor Class(3)
	July 31, 2017		January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
TD Global Low Volatility Equity Fund
Net asset value, beginning of period	$11.07		$10.10	$11.12	$10.05	$10.00
Net investment income(1)	0.137		0.151	0.224	0.271	0.202
Net realized and unrealized gain (loss) on investments	0.753		1.041	(0.392)	1.573	0.072
Total from operations	0.890		1.192	(0.168)	1.844	0.274
Dividends from net investment income	—		(0.222)	(0.844)	(0.558)	(0.173)
Distributions from net realized gains	—		—	(0.008)	(0.216)	(0.051)
Total dividends and distributions	—		(0.222)	(0.852)	(0.774)	(0.224)
Net asset value, end of period	$11.96		$11.07	$10.10	$11.12	$10.05
Total investment return†	8.04%		11.80%	(1.61)%	18.57%	2.70%
Net assets end of period (000)	$1,224		$914	$117	$120	$102
Ratio of net expenses to average net assets	1.15	%‡	1.12%	0.90%	0.90%	0.90%‡
Ratio of total expenses to average net assets	1.71	%‡	1.84%	2.92%	2.75%	3.09%‡
Ratio of net investment income to average net assets	2.36	%‡	1.36%	2.03%	2.47%	2.28%‡
Portfolio turnover rate	6%		28%	28%	11%	11%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2017 (unaudited) and the years or periods ended January 31,
For a Share Outstanding Throughout the Periods

	Institutional Class(2)
	July 31, 2017	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
TD Target Return Fund
Net asset value, beginning of period	$9.51	$8.73	$9.77	$9.86	$10.00
Net investment income(1)	0.089	0.314	0.320	0.254	0.125
Net realized and unrealized gain (loss) on investments	0.087	0.938	(0.787)	(0.114)	(0.155)
Total from operations	0.176	1.252	(0.467)	0.140	(0.030)
Dividends from net investment income	(0.076)	(0.472)	(0.457)	(0.230)	(0.110)
Distributions from net realized gains	—	—	(0.116)	—	—
Total dividends and distributions	(0.076)	(0.472)	(0.573)	(0.230)	(0.110)
Net asset value, end of period	$9.61	$9.51	$8.73	$9.77	$9.86
Total investment return†	1.86%	14.48%	(4.91)%	1.40%	(0.29)%
Net assets end of period (000)	$2,685	$3,220	$5,458	$5,399	$4,177
Ratio of net expenses to average net assets	0.70%‡	0.70%	0.70%	0.70%	0.70%‡
Ratio of total expenses to average net assets	7.42%‡	6.08%	3.78%	4.33%	5.45%‡
Ratio of net investment income to average net assets	1.89%‡	3.39%	3.33%	2.54%	1.46%‡
Portfolio turnover rate	79%	72%	55%	25%	20%

	Advisor Class(3)
	July 31, 2017	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
TD Target Return Fund
Net asset value, beginning of period	$9.53	$8.74	$9.77	$9.86	$10.00
Net investment income(1)	0.086	0.316	0.282	0.250	0.121
Net realized and unrealized gain (loss) on investments	0.078	0.942	(0.768)	(0.119)	(0.151)
Total from operations	0.164	1.258	(0.486)	0.131	(0.030)
Dividends from net investment income	(0.074)	(0.468)	(0.428)	(0.221)	(0.110)
Distributions from net realized gains	—	—	(0.116)	—	—
Total dividends and distributions	(0.074)	(0.468)	(0.544)	(0.221)	(0.110)
Net asset value, end of period	$9.62	$9.53	$8.74	$9.77	$9.86
Total investment return†	1.73%	14.53%	(5.10)%	1.31%	(0.29)%
Net assets end of period (000)	$50	$50	$38	$244	$100
Ratio of net expenses to average net assets	0.74%‡	0.74%	0.94%	0.86%	0.70%‡
Ratio of total expenses to average net assets	7.71%‡	6.72%	3.88%	4.64%	5.88%‡
Ratio of net investment income to average net assets	1.83%‡	3.37%	2.89%	2.50%	1.41%‡
Portfolio turnover rate	79%	72%	55%	25%	20%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

For the six-month period ended July 31, 2017 (unaudited) and the years or periods ended January 31,
For a Share Outstanding Throughout the Periods

	Institutional Class(2)
	July 31, 2017	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
Epoch U.S. Small-Mid Cap Equity Fund
Net asset value, beginning of period	$12.57	$9.69	$11.02	$11.07	$10.00
Net investment income(1)	0.040	0.019	0.123	0.032	0.019
Net realized and unrealized gain (loss) on investments	0.495	2.929	(1.008)	0.522 (4)	1.141
Total from operations	0.535	2.948	(0.885)	0.554	1.160
Dividends from net investment income	(0.025)	(0.068)	(0.085)	(0.055)	(0.022)
Distributions from net realized gains	—	—	(0.360)	(0.549)	(0.068)
Total dividends and distributions	(0.025)	(0.068)	(0.445)	(0.604)	(0.090)
Net asset value, end of period	$13.08	$12.57	$9.69	$11.02	$11.07
Total investment return†	4.26%	30.55%	(8.40)%	4.96%	11.62%
Net assets end of period (000)	$97,053	$103,812	$88,602	$59,218	$5,982
Ratio of net expenses to average net assets	1.00%‡	1.00%	1.00%	1.00%	1.00%‡
Ratio of total expenses to average net assets	1.14%‡	1.13%	1.12%	3.13%	3.95%‡
Ratio of net investment income to average net assets	0.63%‡	0.17%	1.08%	0.28%	0.26%‡
Portfolio turnover rate	25%	77%	50%	29%	16%

	Advisor Class(3)
	July 31, 2017	January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014
Epoch U.S. Small-Mid Cap Equity Fund
Net asset value, beginning of period	$12.57	$9.69	$11.02	$11.07	$10.00
Net investment income(1)	0.037	0.016	0.126	0.049	0.019
Net realized and unrealized gain (loss) on investments	0.495	2.932	(1.011)	0.505 (4)	1.141
Total from operations	0.532	2.948	(0.885)	0.554	1.160
Dividends from net investment income	(0.022)	(0.068)	(0.085)	(0.055)	(0.022)
Distributions from net realized gains	—	—	(0.360)	(0.549)	(0.068)
Total dividends and distributions	(0.022)	(0.068)	(0.445)	(0.604)	(0.090)
Net asset value, end of period	$13.08	$12.57	$9.69	$11.02	$11.07
Total investment return†	4.24%	30.54%	(8.40)%	4.96%	11.62%
Net assets end of period (000)	$157	$148	$112	$116	$112
Ratio of net expenses to average net assets	1.05%‡	1.02%	1.00%	1.00%	1.00%‡
Ratio of total expenses to average net assets	1.39%‡	1.39%	1.37%	3.57%	4.22%‡
Ratio of net investment income to average net assets	0.57%‡	0.14%	1.10%	0.42%	0.26%‡
Portfolio turnover rate	25%	77%	50%	29%	16%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on May 30, 2013.
(3)	Advisor Class shares commenced operations on May 30, 2013.
(4)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2017 (unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. This shareholder report only applies to the following series of the Company: the TD Short-Term Bond Fund (the “Short-Term Bond Fund”), the TD Core Bond Fund (the “Core Bond Fund”), the TD High Yield Bond Fund (the “High Yield Bond Fund”), the TD 1- to 5-Year Corporate Bond Portfolio (the “1- to 5-Year Corporate Bond Portfolio”), the TD 5- to 10-Year Corporate Bond Portfolio (the “5- to 10-Year Corporate Bond Portfolio”), the Epoch U.S. Equity Shareholder Yield Fund (the “U.S. Equity Shareholder Yield Fund”), the Epoch Global Equity Shareholder Yield Fund (the “Global Equity Shareholder Yield Fund”), the TD Global Low Volatility Equity Fund (the “Global Low Volatility Equity Fund”), the TD Target Return Fund (the “Target Return Fund”) and the Epoch U.S. Small-Mid Cap Equity Fund (the “U.S. Small-Mid Cap Equity Fund”) (each, a “Fund” and collectively, the “Funds”). Each Fund is “diversified” as that term is defined in the Act. The investment objective of the Short-Term Bond Fund is to provide a high level of income consistent with preservation of capital and liquidity. The investment objective of the Core Bond Fund is to provide current income. The investment objective of the High Yield Bond Fund is to provide high current income. The investment objective of the 1- to 5-Year Corporate Bond Portfolio is to provide current income. The investment objective of the 5- to 10-Year Corporate Bond Portfolio is to provide high current income. The investment objective of the U.S. Equity Shareholder Yield Fund is to provide income and moderate capital appreciation. The investment objective of the Global Equity Shareholder Yield Fund is to provide income and moderate capital appreciation. The investment objective of the Global Low Volatility Equity Fund is to provide long-term capital appreciation with less volatility than the broad global equity markets. The investment objective of the Target Return Fund is to achieve total return that exceeds the rate of return of the 1-month Treasury bill by 300 basis points (or 3%) on an annualized basis over a five year period regardless of market conditions. The investment objective of the U.S. Small-Mid Cap Equity Fund is to provide long-term capital appreciation.

Note 2 — Significant Accounting Policies

The Company has reviewed Financial Accounting Standards Board (“FASB”) ASC Topic 946, Financial Services — Investment Companies Accounting Standards Codification (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946. The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — The net asset value (“NAV”) per share for each class of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, attributable to such class by the total number of shares outstanding for such class at the time of such computation. The Funds’ NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. (Eastern Time) on each Fund Business Day. A “Fund Business Day” is any day that a Fund is open for business. Except for the Short-Term Bond, Core Bond and High Yield Bond Funds (the “Bond Funds”), each Fund is generally open for business on each day the New York Stock Exchange (the “NYSE”) is open for regular trading. The NYSE is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Bond Funds are generally open for business on each day the NYSE and Federal Reserve Bank of New York (the “Federal Reserve”) are open, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. However, each Bond Fund may elect, in its discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Federal Reserve is closed or to be open on days when the Federal Reserve is open but the NYSE is closed, except for Good Friday. Each of the Bond Funds reserves the right to close if the primary trading markets of the Bond Fund’s portfolio instruments are

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2017 (unaudited)

closed or the Bond Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. Each Bond Fund may close early on any business day when the Securities Industry and Financial Markets Association recommends that the securities markets close trading early.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — The Funds’ equity securities for which market quotations are readily available and reliable are valued at current market value. An equity security that is listed on a foreign or domestic exchange (except for securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Equity securities listed on the NASDAQ will be valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s NAV or, if there is no sale price shown on the NASDAQ, at the mean of the last bid and asked price. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost if the Pricing Sub-Committee concludes that amortized cost approximates market value after taking into account various factors, including but not limited to, credit, liquidity, interest rate conditions and issuer-specific factors. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eight day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Funds hold securities that are traded in foreign markets, the Funds may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Fair Value Procedures. The Fair Value Procedures establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Procedures is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of July 31, 2017, there were foreign securities valued in accordance with Fair Value Procedures described above.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2017 (unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended July 31, 2017, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc., the Funds’ investment manager (the “Investment Manager” or “Administrator”) (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Repurchase agreements are entered into by each Fund under Master Repurchase Agreements (“MRA”) which permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2017 (unaudited)

At July 31, 2017, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
TD Short-Term Bond Fund
Bank of Nova Scotia	$755,000	$755,000	$—	$—
TD Core Bond Fund
Bank of Nova Scotia	$538,000	$538,000	$—	$—
TD 1- to 5-Year Corporate Bond Portfolio
Bank of Nova Scotia	$1,826,000	$1,826,000	$—	$—
TD 5- to 10-Year Corporate Bond Portfolio
Bank of Nova Scotia	$927,000	$927,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation — Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts (“forward contracts”) in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A Fund may also enter into forward contracts to manage currency exposure. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of July 31, 2017, the Global Low Volatility Equity Fund and the Target Return Fund held forward contracts. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counterparty to the forward contracts. For the period ended July 31, 2017, the realized gain (loss) and change in unrealized appreciation (depreciation) on forward contracts are disclosed on the Statements of Operations.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage backed and asset backed securities are recorded as an adjustment to interest income for financial reporting purposes.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2017 (unaudited)

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset on the Statements of Operations.

For the period ended July 31, 2017, the earnings credits were as follows:

Fund	Earnings Credits
Short-Term Bond Fund	$42
Core Bond Fund	36
High Yield Bond Fund	1,749
1- to 5-Year Corporate Bond Portfolio	158
5- to 10-Year Corporate Bond Portfolio	1
U.S. Equity Shareholder Yield Fund	853
Global Equity Shareholder Yield Fund	1,094
Global Low Volatility Equity Fund	1,680
Target Return Fund	1,728
U.S. Small-Mid Cap Equity Fund	4,792

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared daily and paid monthly by the Short-Term Bond Fund; declared and paid monthly by each of the Core Bond Fund, the High Yield Bond Fund, the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio; declared and paid quarterly by each of the U.S. Equity Shareholder Yield Fund, the Target Return Fund and the U.S. Small-Mid Cap Equity Fund; and declared and paid annually by each of the Global Equity Shareholder Yield Fund and the Global Low Volatility Equity Fund. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of Investment Management Agreements with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, which provide for the investment management services furnished to each Fund, each Fund pays the Investment Manager an annual investment management fee as a percentage of average daily net assets as shown below. The 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio do not pay any investment management fee to the Investment Manager for its services.

The Investment Manager has contractually agreed to waive all fees and pay or reimburse all fees and expenses of each of the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio indefinitely, except acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses.

The Investment Manager has voluntarily agreed to waive fees or assume certain expenses of each class of the Short-Term Bond Fund, so that the annualized ratio of total operating expenses do not exceed the expense caps set out below for each class of each Fund (the “Voluntary Expense Limitations”). The Voluntary Expense Limitations may not apply to extraordinary expenses.

The Investment Manager has contractually agreed to limit the total operating expenses of each of the Core Bond Fund, the High Yield Bond Fund, the U.S. Equity Shareholder Yield Fund, the Global Equity Shareholder Yield Fund, the Global Low Volatility Equity Fund, the Target Return Fund and the U.S. Small-Mid Cap Equity Fund to the expense caps set out

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2017 (unaudited)

below for each class of each Fund (the “Contractual Expense Limitations”). This limit excludes certain expenses, including any acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses.

Fund	Management Fee	Expense Cap
		Institutional Class	Advisor Class	Expiration Date
Short-Term Bond Fund*	0.25%	0.43%	0.68%		*
Core Bond Fund	0.40%	0.50%	0.75%	May 31, 2019
High Yield Bond Fund	0.55%	0.70%	0.95%	May 31, 2019
U.S. Equity Shareholder Yield Fund	0.65%	0.80%	1.05%	May 31, 2019
Global Equity Shareholder Yield Fund	0.80%	1.00%	1.25%	May 31, 2019
Global Low Volatility Equity Fund	0.70%	0.90%	1.15%	May 31, 2019
Target Return Fund	0.55%	0.70%	0.95%	May 31, 2019
U.S. Small-Mid Cap Equity Fund	0.80%	1.00%	1.25%	May 31, 2019

*	Expense cap is voluntary and may be reduced or eliminated at any time upon notifying investors.

The Investment Manager is entitled to recoup from each such Fund any waivers and/or reimbursements made pursuant to Voluntary Expense Limitations and Contractual Expense Limitations, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable expense limitation that was in effect at the time the fees were waived or expenses reimbursed.

All fees are earned, waived and reimbursed at the class level of each Fund, with the exception of Investment Management and Administration fees which are earned, waived and reimbursed at the fund level of each Fund. As of July 31, 2017, fees which were previously waived and expenses reimbursed by the Investment Manager which may be subject to possible future reimbursement to the Investment Manager were as follows:

Fund	Expiration			Total Potential Recovery Amount
	1/31/18	1/31/19	1/31/20
Short-Term Bond Fund	$156,608	$150,504	$93,335	$400,447
Core Bond Fund	191,127	227,045	125,025	543,197
High Yield Bond Fund	187,811	208,448	114,450	510,709
U.S. Equity Shareholder Yield Fund	178,111	183,629	104,713	466,453
Global Equity Shareholder Yield Fund	249,377	252,965	126,431	628,773
Global Low Volatility Equity Fund	239,712	220,504	109,665	569,881
Target Return Fund	187,806	194,981	104,288	487,075
U.S. Small-Mid Cap Equity Fund	124,715	133,171	70,364	328,250

The Administrator has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. For its services, the Administrator is entitled to receive from each Fund, with the exception of the Short-Term Bond Fund, the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio, an annual fee, payable monthly, of 0.05% of each Fund’s average daily net assets. The Administrator does not receive a separate fee for administrative services with respect to each of the Short-Term Bond Fund, the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Funds. The Administrator pays Citi’s fees for providing these services. Administration fees were waived for the period ended July 31, 2017 for all Funds.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2017 (unaudited)

A Distribution and Services Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Advisor Class of each of the Funds (other than the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio), to pay from its assets distribution fees at a rate not to exceed 0.25% of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and will be paid to one or more principal underwriters, broker-dealers, other financial intermediaries, financial institutions (which may include banks), and others that enter into distribution, underwriting, sub-distribution, selling or service agreements complying with Rule 12b-1 that have been approved by the Board of Directors. For the period ended July 31, 2017, distribution fees were fully waived for the Short-Term Bond Fund and were partially waived for the Core Bond Fund, High Yield Bond Fund, U.S. Equity Shareholder Yield Fund, Global Equity Shareholder Yield Fund, Global Low Volatility Equity Fund, Target Return Fund and U.S. Small-Mid Cap Equity Fund.

Epoch Investment Partners, Inc., an affiliate of the Investment Manager, serves as investment sub-adviser to each of the U.S. Equity Shareholder Yield Fund, the Global Equity Shareholder Yield Fund, and the U.S. Small-Mid Cap Equity Fund. Sub-adviser fees are paid by the Investment Manager, not the Funds.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $69,500 payable quarterly;
2.	a meeting fee of $6,500 for each regular meeting attended in person;
3.	a meeting fee of $4,000 for each regular meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	retainer for Independent Board Chair is $22,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,500 annually, payable quarterly.

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than short-term investments and excluding in-kind transactions, for the period ended July 31, 2017 were as follows:

	Short-Term Bond Fund	Core Bond Fund	High Yield Bond Fund	1- to 5-Year Corporate Bond Portfolio
Purchases
U.S. Government	$10,673,412	$10,197,641	$—	$4,967,225
Other	8,087,255	7,176,750	1,485,126	20,937,169
Sales and Maturities
U.S. Government	$10,906,778	$9,379,125	$—	$6,796,938
Other	9,077,827	7,463,243	1,553,843	12,320,295

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2017 (unaudited)

	5- to 10-Year Corporate Bond Portfolio	U.S. Equity Shareholder Yield Fund	Global Equity Shareholder Yield Fund	Global Low Volatility Equity Fund
Purchases
U.S. Government	$3,231,474	$—	$—	$—
Other	9,187,943	2,825,404	2,058,361	2,267,439
Sales and Maturities
U.S. Government	$3,728,830	$—	$—	$—
Other	7,168,426	3,536,409	1,669,805	2,440,418

	Target Return Fund	U.S. Small-Mid Cap Equity Fund
Purchases
U.S. Government	$—	$—
Other	2,086,561	25,688,429
Sales and Maturities
U.S. Government	$16,355	$—
Other	2,640,847	32,335,520

Note 6 — Federal Income Taxes

It is each of the Funds’ policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2017 (unaudited)

The tax character of distributions declared to shareholders for the fiscal years ended January 31, 2017 and January 31, 2016, for each Fund were as follows:

		Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Short-Term Bond Fund	2017	$696,067	$—	$—	$696,067
	2016	618,994	—	—	618,994
Core Bond Fund	2017	770,111	—	—	770,111
	2016	660,378	—	—	660,378
High Yield Bond Fund	2017	380,484	—	—	380,484
	2016	438,182	—	—	438,182
1- to 5-Year Corporate Bond Portfolio	2017	1,190,779	18,101	—	1,208,880
	2016	380,549	373	—	380,922
5- to 10-Year Corporate Bond Portfolio	2017	1,564,258	125,725	—	1,689,983
	2016	597,338	4,030	—	601,368
U.S. Equity Shareholder Yield Fund	2017	90,818	7,823	—	98,641
	2016	89,322	135,125	—	224,447
Global Equity Shareholder Yield Fund	2017	245,946	—	6,373	252,319
	2016	241,971	61,490	—	303,461
Global Low Volatility Equity Fund	2017	708,274	—	—	708,274
	2016	1,019,522	10,738	—	1,030,260
Target Return Fund	2017	155,437	—	—	155,437
	2016	288,978	72,880	—	361,858
U.S. Small-Mid Cap Equity Fund	2017	437,732	214,184	—	651,916
	2016	3,654,991	307,144	—	3,962,135

As of January 31, 2017, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Capital Loss Carryforwards	Qualified late-year losses	Net Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Short-Term Bond Fund	$51,158	$—	$(110,824)	$—	$38,958	$(56,283)	$(76,991)
Core Bond Fund	59,880	—	(247,517)	—	(809,495)	(57,564)	(1,054,696)
High Yield Bond Fund	32,226	—	(133,862)	—	48,326	(32,245)	(85,555)
1- to 5-Year Corporate Bond Portfolio	1,226	—	—	—	(249,115)	(96,726)	(344,615)
5- to 10-Year Corporate Bond Portfolio	—	—	—	(4,800)	(693,501)	(100,569)	(798,870)
U.S. Equity Shareholder Yield Fund	1,623	108,527	—	—	570,159	(1)	680,308
Global Equity Shareholder Yield Fund	—	—	(304,990)	—	(124,330)	(9)	(429,329)
Global Low Volatility Equity Fund	—	—	(268,546)	(21,611)	642,106	—	351,949
Target Return Fund	8,893	—	(365,065)	—	(43,262)	(2)	(399,436)
U.S. Small-Mid Cap Equity Fund	—	1,229,232	—	—	9,597,916	—	10,827,148

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2017 (unaudited)

Qualified late-year losses are comprised of post-October capital losses incurred after October 31, 2016, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2016 and specified losses incurred after October 31, 2016. These losses are deemed to arise on the first day of the Fund’s next taxable year. For the year ended January 31, 2017, the qualified late-year losses above consisted of both post-October capital losses and late-year ordinary losses, which the Funds intended to defer to February 1, 2017 for federal tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Short-Term Bond Fund	$95,730	$15,094	$110,824
Core Bond Fund	247,517	—	247,517
High Yield Bond Fund	24,578	109,284	133,862
Global Equity Shareholder Yield Fund	161,820	143,170	304,990
Global Low Volatility Equity Fund	98,662	169,884	268,546
Target Return Fund	—	365,065	365,065

During the year ended January 31, 2017, the Short-Term Bond Fund, Core Bond Fund, 1- to 5-Year Corporate Bond Portfolio, 5- to 10-Year Corporate Bond Portfolio and Global Low Volatility Equity Fund utilized $16,549, $273,364, $16,950, $12,482 and $87,741 of prior year capital loss carryforwards, respectively.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at July 31, 2017, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Short-Term Bond Fund	$48,929,364	$199,819	$(52,590)	$147,229
Core Bond Fund	40,059,099	279,211	(263,108)	16,103
High Yield Bond Fund	8,396,869	363,055	(54,720)	308,335
1- to 5-Year Corporate Bond Portfolio	69,925,905	301,028	(90,641)	210,387
5- to 10-Year Corporate Bond Portfolio	43,423,373	465,005	(312,212)	152,793
U.S. Equity Shareholder Yield Fund	4,752,621	340,150	(86,420)	253,730
Global Equity Shareholder Yield Fund	11,496,150	947,597	(244,727)	702,870
Global Low Volatility Equity Fund	35,569,135	4,732,574	(856,186)	3,876,388
Target Return Fund	2,264,224	106,284	(69,901)	36,383
U.S. Small-Mid Cap Equity Fund	86,073,883	14,033,181	(3,130,169)	10,903,012

Note 7 — Fund Investment Risks

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to changes in market conditions (income risk), interest rate changes and other factors (interest rate risk), the failure of the issuer of a security (e.g., a fixed income investment such as a bond or derivative involving a counterparty) to meet all its obligations (credit risk), or fluctuation in the stock markets in response to adverse economic, industry, political or regulatory developments (stock market risk). The impact of these risks will vary to the extent a Fund invests significantly in the types of instruments affected (e.g., equities or fixed income instruments).

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2017 (unaudited)

Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as interest rate risk, market risk, credit risk and counterparty risk. A Fund is exposed to counterparty risk in cases where the Fund has only one counterparty for forward foreign currency exchange contracts. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Note 8 — In-Kind Transactions

During the period ended July 31, 2017, the U.S. Equity Shareholder Yield Fund had redemptions in-kind of investment securities and cash. The securities were exchanged at their current fair value on the date of the transaction at the time of transfer. As a result of the redemption, the following shares of the Fund were redeemed for assets valued at:

	Date of Transfer	Shares Redeemed	Investment Securities	Cash	Income Receivable	Value	Realized Gain
U.S. Equity Shareholder Yield Fund	07/07/17	195,632	$2,672,316	$45,007	$—	$2,717,323	$465,240

During the year ended January 31, 2017, the Global Low Volatility Equity Fund had redemptions in-kind of investment securities and cash. The securities were exchanged at their current fair value on the date of the transaction at the time of transfer. As a result of the redemption, the following shares of the Fund were redeemed for assets valued at:

	Date of Transfer	Shares Redeemed	Investment Securities	Cash	Income Receivable	Value	Realized Gain
Global Low Volatility Equity Fund	09/09/16	686,754	$6,667,128	$887,047	$—	$7,554,175	$410,599

Note 9 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD Short-Term Bond Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS† — 58.9%
CONSUMER DISCRETIONARY — 9.4%
American Honda Finance MTN
1.20%, 7/12/19	$300,000	$297,469
Comcast
5.15%, 3/1/20	350,000	379,871
Ford Motor Credit LLC
2.68%, 1/9/20	200,000	202,244
2.55%, 10/5/18	825,000	831,158
2.02%, 5/3/19	525,000	525,084
Ford Motor Credit LLC MTN
2.94%, 1/8/19	200,000	202,843
General Motors Financial
2.35%, 10/4/19	325,000	326,168
2.23%, 4/13/20	150,000	150,604
Nissan Motor Acceptance
1.55%, 9/13/19 (A)	365,000	361,366
Nissan Motor Acceptance MTN
2.25%, 1/13/20 (A)	200,000	201,031
Time Warner
4.88%, 3/15/20	100,000	107,285
2.10%, 6/1/19	425,000	426,019
Toyota Motor Credit
1.95%, 4/17/20	400,000	401,564
Volkswagen Group of America Finance LLC
2.13%, 5/23/19 (A)	200,000	200,534
		4,613,240
CONSUMER STAPLES — 3.3%
Anheuser-Busch InBev Finance
1.90%, 2/1/19	1,150,000	1,155,060
CVS Health
2.80%, 7/20/20	125,000	127,912
2.25%, 12/5/18	350,000	352,380
		1,635,352
ENERGY — 4.7%
Chevron
1.56%, 5/16/19	250,000	249,955
Enterprise Products Operating LLC
6.50%, 1/31/19	100,000	106,581
2.55%, 10/15/19	250,000	252,322
1.65%, 5/7/18	300,000	299,881
Magellan Midstream Partners
6.55%, 7/15/19	300,000	325,287
Petro-Canada
6.05%, 5/15/18	150,000	154,880
Shell International Finance
2.13%, 5/11/20	200,000	201,617
1.38%, 5/10/19	425,000	423,615

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TransCanada PipeLines
3.13%, 1/15/19	$275,000	$279,776
		2,293,914
FINANCIALS — 26.0%
Bank of America MTN
2.63%, 10/19/20	575,000	583,315
2.60%, 1/15/19	925,000	934,469
Bank of Montreal MTN
1.50%, 7/18/19	700,000	697,446
Bank of Nova Scotia
2.05%, 6/5/19	750,000	753,873
1.95%, 1/15/19	250,000	250,886
1.86%, 3/7/22	150,000	150,079
BB&T MTN
2.25%, 2/1/19	645,000	650,562
Berkshire Hathaway Finance
1.30%, 8/15/19	300,000	298,172
Citigroup
2.50%, 9/26/18	550,000	554,494
2.50%, 7/29/19	475,000	479,950
2.40%, 2/18/20	725,000	731,005
2.35%, 8/2/21	100,000	99,509
2.09%, 1/10/20	175,000	176,429
Goldman Sachs Group
2.63%, 1/31/19	750,000	758,446
2.02%, 12/27/20	200,000	200,609
HSBC Holdings PLC
3.40%, 3/8/21	300,000	310,217
JPMorgan Chase
2.55%, 3/1/21	300,000	302,576
2.20%, 10/22/19	900,000	905,689
1.85%, 3/22/19	550,000	550,384
1.77%, 3/9/21	225,000	225,112
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	310,000	313,111
Metropolitan Life Global Funding I MTN
1.95%, 12/3/18 (A)	150,000	150,343
Royal Bank of Canada MTN
2.15%, 3/15/19	360,000	362,736
2.15%, 3/6/20	150,000	150,706
2.00%, 12/10/18	400,000	401,925
1.63%, 4/15/19	400,000	399,152
SunTrust Bank
2.45%, 8/1/22	100,000	99,623
US Bancorp MTN
2.20%, 4/25/19	200,000	201,844
Wells Fargo
2.13%, 4/22/19	875,000	880,537
Wells Fargo MTN
2.60%, 7/22/20	225,000	228,807
		12,802,006

TD ASSET MANAGEMENT USA FUNDS INC.
TD Short-Term Bond Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
HEALTH CARE — 2.5%
Abbott Laboratories
2.35%, 11/22/19	$700,000	$707,420
Amgen
2.20%, 5/22/19	500,000	504,239
		1,211,659
INDUSTRIALS — 2.0%
GE Capital International Funding Unlimited
2.34%, 11/15/20	400,000	404,296
General Electric Capital MTN
2.20%, 1/9/20	250,000	252,576
John Deere Capital MTN
1.65%, 10/15/18	167,000	167,178
Lockheed Martin
2.50%, 11/23/20	150,000	152,640
		976,690
INFORMATION TECHNOLOGY — 1.5%
Apple
1.70%, 2/22/19	275,000	276,042
Cisco Systems
1.85%, 9/20/21	50,000	49,680
Microsoft
1.10%, 8/8/19	425,000	421,550
		747,272
REAL ESTATE — 1.9%
Boston Properties
3.70%, 11/15/18	443,000	452,220
Simon Property Group
2.20%, 2/1/19	250,000	251,942
Ventas Realty
2.00%, 2/15/18	245,000	245,364
		949,526
TELECOMMUNICATION SERVICES — 6.1%
AT&T
2.45%, 6/30/20	375,000	377,873
2.30%, 3/11/19	750,000	755,830
2.23%, 6/30/20	275,000	278,440
Verizon Communications
3.65%, 9/14/18	775,000	792,214
2.99%, 9/14/18	750,000	763,755
2.95%, 3/15/22	50,000	50,512
		3,018,624
UTILITIES — 1.5%
Duke Energy Carolinas LLC
7.00%, 11/15/18	250,000	266,976
MidAmerican Energy
2.40%, 3/15/19	150,000	151,691

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
PacifiCorp
5.50%, 1/15/19	$280,000	$294,818
		713,485
TOTAL CORPORATE OBLIGATIONS		28,961,768
U.S. TREASURY OBLIGATIONS — 27.9%
U.S. Treasury Note
2.00%, 11/15/21	240,000	242,597
1.50%, 11/30/19	625,000	626,441
1.38%, 8/31/20	700,000	696,718
1.25%, 12/15/18 to 2/29/20	3,550,000	3,542,336
1.13%, 1/15/19 to 4/30/20	2,975,000	2,960,965
1.00%, 11/30/18 to 6/30/19	2,070,000	2,059,503
0.88%, 10/15/18 to 5/15/19	2,350,000	2,332,924
0.75%, 8/15/19	1,275,000	1,259,212
TOTAL U.S. TREASURY OBLIGATIONS		13,720,696
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 6.2%
FANNIE MAE — 3.5%
10.00%, 2/1/25 (B)	500	503
9.50%, 8/1/22 (B)	363	367
7.50%, 3/1/31 (B)	18,542	19,265
7.00%, 7/1/31 (B)	3,677	3,681
6.50%, 11/1/17 to 11/1/37 (B)	342,801	373,349
6.00%, 5/1/18 to 9/1/24 (B)	96,103	100,585
5.50%, 6/1/18 to 6/1/24 (B)	208,091	217,277
5.00%, 3/1/23 (B)	6,906	7,305
4.50%, 5/1/18 to 1/1/19 (B)	35,163	35,948
4.00%, 5/1/23 (B)	63,814	66,251
3.76%, 6/25/21 (B)	186,074	195,425
2.32%, 11/25/18 (B)	509,202	513,099
1.80%, 12/25/19 (B)	200,000	200,447
		1,733,502
FREDDIE MAC — 1.2%
9.00%, 7/1/30 (B)	2,765	3,161
6.50%, 2/1/19 (B)	128	128
6.00%, 11/1/17 to 8/1/24 (B)	43,297	45,318
5.50%, 12/1/17 to 2/1/37 (B)	296,916	312,788
5.00%, 10/1/23 (B)	11,529	11,809
4.50%, 4/1/21 to 1/1/25 (B)	16,204	17,143
3.00%, 9/1/21 (B)	193,426	199,159
		589,506
GINNIE MAE — 1.5%
7.00%, 12/15/23 to 12/15/38	169,792	188,223
6.50%, 3/15/23 to 7/15/29	16,074	16,836
6.00%, 6/15/18 to 2/15/32	174,177	180,973
5.50%, 10/15/23	245,281	258,848
4.50%, 11/15/23 to 7/15/24	97,834	101,044
4.00%, 3/15/19	9,509	9,600
		755,524
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		3,078,532

TD ASSET MANAGEMENT USA FUNDS INC.
TD Short-Term Bond Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REGIONAL GOVERNMENT OBLIGATIONS — 4.6%
Province of Ontario Canada
2.00%, 1/30/19	$1,450,000	$1,458,798
1.65%, 9/27/19	250,000	249,526
Province of Quebec Canada
3.50%, 7/29/20	525,000	549,994
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,258,318
U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
FANNIE MAE, DISCOUNT NOTE — 0.4%
1.56%, 10/9/19 (B)(C)	200,000	192,006
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		192,006
MUNICIPAL OBLIGATION — 0.2%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	110,273
TOTAL MUNICIPAL OBLIGATION		110,273
REPURCHASE AGREEMENT — 1.5%
Counterparty: Bank of Nova Scotia 1.030% dated 7/31/17, due 8/1/17 in the amount of $755,022, fully collateralized by U.S. Government Obligations, par value $1,000 – $688,000, coupon range 0.71% – 6.25%, maturity range 8/25/17 – 5/15/29, value $770,741	755,000	755,000
TOTAL REPURCHASE AGREEMENT		755,000
TOTAL INVESTMENTS
(Cost $48,929,364) — 99.7%		49,076,593
OTHER ASSETS AND LIABILITIES, NET — 0.3%		125,606
NET ASSETS — 100.0%		$49,202,199

†	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities amounted to $1,226,385 or 2.5% of net assets of the Fund.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	The rate shown is the effective yield at time of purchase.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD Core Bond Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 46.9%
CONSUMER DISCRETIONARY — 3.3%
21st Century Fox America
3.00%, 9/15/22	$125,000	$127,060
Comcast
3.15%, 3/1/26	150,000	151,833
2.35%, 1/15/27	55,000	51,805
Ford Motor Credit LLC
2.68%, 1/9/20	200,000	202,244
General Motors Financial
2.35%, 10/4/19	100,000	100,359
Time Warner
4.88%, 3/15/20	75,000	80,464
3.60%, 7/15/25	200,000	202,098
2.10%, 6/1/19	300,000	300,720
Toyota Motor Credit MTN
1.90%, 4/8/21	100,000	99,453
		1,316,036
CONSUMER STAPLES — 3.8%
Anheuser-Busch InBev Finance
4.70%, 2/1/36	50,000	55,278
3.65%, 2/1/26	150,000	155,148
2.65%, 2/1/21	465,000	472,861
Anheuser-Busch InBev Worldwide
2.50%, 7/15/22	200,000	200,930
CVS Health
2.75%, 12/1/22	284,000	286,613
PepsiCo
3.10%, 7/17/22	325,000	337,559
		1,508,389
ENERGY — 7.1%
Canadian Natural Resources
3.80%, 4/15/24	248,000	253,371
ConocoPhillips
3.35%, 11/15/24	255,000	262,243
Enbridge Energy Partners
4.38%, 10/15/20	50,000	52,741
Enterprise Products Operating LLC
6.50%, 1/31/19	50,000	53,291
3.75%, 2/15/25	225,000	233,909
3.35%, 3/15/23	76,000	78,175
2.55%, 10/15/19	88,000	88,817
Husky Energy
3.95%, 4/15/22	125,000	131,159
Kinder Morgan Energy Partners
3.95%, 9/1/22	145,000	150,469
2.65%, 2/1/19	395,000	398,466
Magellan Midstream Partners
6.55%, 7/15/19	100,000	108,429
5.00%, 3/1/26	50,000	55,711
Phillips 66
4.30%, 4/1/22	180,000	193,471

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Shell International Finance
2.13%, 5/11/20	$320,000	$322,587
TransCanada PipeLines
4.63%, 3/1/34	100,000	109,034
3.13%, 1/15/19	250,000	254,342
2.50%, 8/1/22	125,000	125,327
		2,871,542
FINANCIALS — 21.8%
Bank of America MTN
4.10%, 7/24/23	180,000	191,587
4.00%, 4/1/24	50,000	52,812
3.30%, 1/11/23	125,000	128,275
3.12%, 1/20/23	375,000	381,591
2.63%, 10/19/20	325,000	329,700
Bank of Montreal MTN
2.10%, 12/12/19	400,000	402,025
Bank of New York Mellon MTN
2.60%, 2/7/22	300,000	302,762
Bank of Nova Scotia
4.50%, 12/16/25	185,000	195,468
2.45%, 3/22/21	300,000	302,657
Berkshire Hathaway
2.75%, 3/15/23	125,000	127,541
Citigroup
3.75%, 6/16/24	242,000	251,311
3.40%, 5/1/26	175,000	174,561
2.40%, 2/18/20	399,000	402,305
2.35%, 8/2/21	250,000	248,772
Goldman Sachs Group
3.50%, 1/23/25	175,000	177,736
2.63%, 1/31/19	600,000	606,757
HSBC Holdings PLC
3.40%, 3/8/21	200,000	206,811
JPMorgan Chase
4.95%, 3/25/20	75,000	80,545
3.20%, 1/25/23	305,000	313,273
3.20%, 6/15/26	75,000	74,526
2.95%, 10/1/26	175,000	170,947
2.55%, 3/1/21	125,000	126,073
2.40%, 6/7/21	175,000	175,535
2.20%, 10/22/19	325,000	327,054
Manulife Financial
4.15%, 3/4/26	75,000	80,145
Metropolitan Life Global Funding I
3.88%, 4/11/22 (A)	200,000	212,609
3.00%, 1/10/23 (A)	100,000	102,261
2.30%, 4/10/19 (A)	236,000	238,368
PNC Bank
1.95%, 3/4/19	250,000	250,792
Royal Bank of Canada MTN
4.65%, 1/27/26	200,000	215,042
2.75%, 2/1/22	300,000	305,882
2.15%, 3/6/20	560,000	562,634
SunTrust Bank
2.45%, 8/1/22	100,000	99,623

TD ASSET MANAGEMENT USA FUNDS INC.
TD Core Bond Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
US Bancorp MTN
3.10%, 4/27/26	$125,000	$124,370
Wells Fargo
3.00%, 4/22/26	125,000	123,025
Wells Fargo MTN
4.10%, 6/3/26	155,000	161,790
3.45%, 2/13/23	515,000	530,372
		8,757,537
HEALTH CARE — 2.0%
Abbott Laboratories
3.40%, 11/30/23	125,000	128,699
2.90%, 11/30/21	175,000	178,094
2.35%, 11/22/19	200,000	202,120
Amgen
2.60%, 8/19/26	75,000	71,721
1.85%, 8/19/21	70,000	69,001
1.63%, 5/11/20	150,000	150,907
		800,542
INDUSTRIALS — 4.2%
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	50,000	51,433
GE Capital International Funding Unlimited
3.37%, 11/15/25	420,000	434,396
2.34%, 11/15/20	200,000	202,148
Lockheed Martin
3.60%, 3/1/35	100,000	98,465
3.55%, 1/15/26	250,000	260,107
Norfolk Southern
2.90%, 6/15/26	175,000	172,754
Raytheon
3.13%, 10/15/20	228,000	237,458
2.50%, 12/15/22	225,000	227,676
		1,684,437
INFORMATION TECHNOLOGY — 0.7%
Apple
3.20%, 5/13/25	100,000	102,623
Cisco Systems
2.20%, 9/20/23	100,000	98,623
Microsoft
3.45%, 8/8/36	100,000	100,111
		301,357
REAL ESTATE — 0.2%
Boston Properties
2.75%, 10/1/26	100,000	95,221

TELECOMMUNICATION SERVICES — 3.1%
AT&T
4.50%, 5/15/35	110,000	107,125
4.13%, 2/17/26	75,000	76,847
2.45%, 6/30/20	410,000	413,141
2.23%, 6/30/20	100,000	101,251

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Verizon Communications
5.15%, 9/15/23	$172,000	$191,364
4.40%, 11/1/34	145,000	142,408
3.50%, 11/1/24	50,000	50,447
2.95%, 3/15/22	149,000	150,525
		1,233,108
UTILITIES — 0.7%
Duke Energy Carolinas LLC
4.00%, 9/30/42	35,000	36,131
MidAmerican Energy
3.50%, 10/15/24	100,000	104,994
PacifiCorp
2.95%, 2/1/22	125,000	128,377
		269,502
TOTAL CORPORATE OBLIGATIONS		18,837,671
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 22.9%
FANNIE MAE — 18.6%
6.00%, 10/1/38 (B)	35,787	40,886
5.50%, 2/1/38 (B)	28,146	31,293
5.00%, 6/1/40 (B)	162,434	177,916
4.50%, 4/1/41 to 9/1/43 (B)	542,748	587,805
4.00%, 2/1/26 to 11/1/44 (B)	1,000,954	1,059,549
3.76%, 7/25/21 (B)	200,000	210,782
3.76%, 6/25/21 (B)	195,867	205,710
3.50%, 12/1/25 to 2/1/46 (B)	2,018,437	2,097,310
3.09%, 4/25/27 (B)	100,000	101,630
3.00%, 3/1/31 to 10/1/43 (B)	2,185,422	2,209,562
2.72%, 10/25/24 (B)	310,000	311,766
2.61%, 10/25/21 (B)	370,000	377,970
2.50%, 3/1/26 (B)	68,697	70,022
		7,482,201
FREDDIE MAC — 1.7%
5.00%, 8/1/35 to 4/1/40 (B)	421,680	463,170
4.00%, 6/1/25 (B)	75,315	79,073
3.50%, 1/1/41 (B)	134,880	139,641
		681,884
GINNIE MAE — 2.6%
5.50%, 4/15/35	55,052	61,742
4.50%, 10/15/40	37,373	40,273
4.00%, 10/15/40 to 7/15/45	336,372	354,796
3.50%, 12/15/40 to 8/15/42	546,435	569,008
		1,025,819
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		9,189,904

TD ASSET MANAGEMENT USA FUNDS INC.
TD Core Bond Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
U.S. TREASURY OBLIGATIONS — 20.3%
U.S. Treasury Bond
5.25%, 11/15/28	$465,000	$598,070
4.75%, 2/15/37	520,000	688,553
2.75%, 11/15/42	2,060,000	2,015,098
2.50%, 5/15/46	1,015,000	933,919
U.S. Treasury Inflation Indexed Bond
0.13%, 4/15/21	144,564	144,807
U.S. Treasury Note
2.75%, 2/15/24	370,000	385,768
2.25%, 11/15/24	350,000	352,707
2.00%, 11/15/21 to 11/15/26	275,000	272,890
1.63%, 11/15/22	205,000	202,245
1.50%, 1/31/22	427,000	421,746
1.38%, 9/30/23	125,000	120,391
1.25%, 2/29/20 to 3/31/21	625,000	619,452
1.13%, 1/15/19	200,000	199,461
1.00%, 6/30/19	500,000	496,836
U.S. Treasury STRIPS
2.00%, 11/15/21 (C)	100,000	92,621
1.88%, 8/15/22 (C)	245,000	222,213
1.75%, 5/15/20 (C)	400,000	383,931
TOTAL U.S. TREASURY OBLIGATIONS		8,150,708
REGISTERED INVESTMENT COMPANIES — 4.6%
iShares 10+ Year Credit Bond Fund ETF	8,400	519,036
iShares MBS ETF	12,500	1,338,625

TOTAL REGISTERED INVESTMENT COMPANIES		1,857,661
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
FANNIE MAE — 1.5%
6.63%, 11/15/30 (B)	$420,000	600,043
FANNIE MAE, DISCOUNT NOTE — 0.3%
1.32%, 10/9/19 (B)(C)	125,000	120,004
TENNESSEE VALLEY AUTHORITY — 0.3%
5.88%, 4/1/36	75,000	102,437
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		822,484
REGIONAL GOVERNMENT OBLIGATIONS — 1.7%
Province of Ontario Canada
2.00%, 1/30/19	445,000	447,700
Province of Quebec Canada
2.75%, 8/25/21	225,000	231,074

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		678,774

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT — 1.3%
Counterparty: Bank of Nova Scotia 1.030% dated 7/31/17, due 8/1/17 in the amount of $538,015, fully collateralized by U.S. Government Obligations, par value $2,000 – $326,000, coupon range 0.85% – 2.13%, maturity range 12/6/17 – 9/24/26, value $549,295	$538,000	$538,000
TOTAL REPURCHASE AGREEMENT		538,000
TOTAL INVESTMENTS
(Cost $40,059,099) — 99.8%		40,075,202
OTHER ASSETS AND LIABILITIES, NET — 0.2%		75,525
NET ASSETS — 100.0%		$40,150,727
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities amounted to $553,238 or 1.4% of net assets of the Fund.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	The rate shown is the effective yield at time of purchase.

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

MBS — Mortgage Backed Security

MTN — Medium Term Note

PLC — Public Limited Company

STRIPS — Separately Traded Registered Interest and Principal Securities

TD ASSET MANAGEMENT USA FUNDS INC.
TD Core Bond Fund • Schedule of Investments
July 31, 2017 (unaudited)

The following is a list of the inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$18,837,671	$—	$18,837,671
U.S. Government Mortgage Backed Obligations	—	9,189,904	—	9,189,904
U.S. Treasury Obligations	—	8,150,708	—	8,150,708
Registered Investment Companies	1,857,661	—	—	1,857,661
U.S. Government Agency Obligations	—	822,484	—	822,484
Regional Government Obligations	—	678,774	—	678,774
Repurchase Agreement	—	538,000	—	538,000
Total Investments in Securities	$1,857,661	$38,217,541	$—	$40,075,202

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD High Yield Bond Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 94.3%
CONSUMER DISCRETIONARY — 22.4%
Altice Financing
6.63%, 2/15/23 (A)	$40,000	$42,375
Best Buy
5.50%, 3/15/21	160,000	173,991
CCO Holdings LLC
5.25%, 9/30/22	30,000	30,937
5.13%, 5/1/23 (A)	71,000	74,550
Charter Communications Operating LLC
4.46%, 7/23/22	55,000	58,856
Dana
5.50%, 12/15/24	10,000	10,362
Dana Financing Luxembourg Sarl
6.50%, 6/1/26 (A)	95,000	101,769
DISH DBS
7.88%, 9/1/19	129,000	142,351
Fiat Chrysler Automobiles
4.50%, 4/15/20	200,000	207,500
GameStop
6.75%, 3/15/21 (A)	88,000	90,750
JC Penney
5.65%, 6/1/20	50,000	50,500
L Brands
8.50%, 6/15/19	117,000	128,993
6.63%, 4/1/21	10,000	10,925
5.63%, 2/15/22	40,000	41,900
Lear
4.75%, 1/15/23	146,000	151,128
Mattamy Group
6.50%, 11/15/20 (A)	73,000	74,460
PVH
4.50%, 12/15/22	184,000	189,060
Shearers Foods
9.00%, 11/1/19 (A)	55,000	56,925
Sinclair Televison Group
5.38%, 4/1/21	188,000	193,170
Sirius XM Radio
5.75%, 8/1/21 (A)	10,000	10,287
5.25%, 8/15/22 (A)	29,000	29,834
5.00%, 8/1/27 (A)	25,000	25,535
4.63%, 5/15/23 (A)	73,000	75,190
TEGNA
6.38%, 10/15/23	10,000	10,587
4.88%, 9/15/21 (A)	50,000	51,437
		2,033,372

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CONSUMER STAPLES — 2.2%
Constellation Brands
3.75%, 5/1/21	$109,000	$114,043
Spectrum Brands
5.75%, 7/15/25	80,000	85,600
		199,643
ENERGY — 1.3%
Chesapeake Energy
8.00%, 12/15/22 (A)	42,000	44,520
Precision Drilling
6.50%, 12/15/21	73,000	71,723
		116,243
FINANCIALS — 8.6%
Ally Financial
7.50%, 9/15/20	93,000	105,322
6.25%, 12/1/17	58,000	58,812
3.75%, 11/18/19	70,000	71,575
3.60%, 5/21/18	10,000	10,115
3.25%, 11/5/18	50,000	50,635
CIT Group
5.50%, 2/15/19 (A)	91,000	95,486
3.88%, 2/19/19	108,000	110,565
MSCI
5.25%, 11/15/24 (A)	130,000	138,775
Navient
7.25%, 9/25/23	90,000	98,465
5.00%, 10/26/20	40,000	41,200
		780,950
HEALTH CARE — 5.2%
CHS
5.13%, 8/1/21	30,000	30,187
HCA
6.50%, 2/15/20	209,000	228,333
5.88%, 3/15/22	20,000	22,120
5.25%, 6/15/26	50,000	54,125
Hologic
5.25%, 7/15/22 (A)	100,000	105,625
Kinetic Concepts
7.88%, 2/15/21 (A)	20,000	21,150
Valeant Pharmaceuticals International
6.75%, 8/15/18 (A)	17,000	17,021
		478,561

TD ASSET MANAGEMENT USA FUNDS INC.
TD High Yield Bond Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDUSTRIALS — 12.1%
AECOM
5.75%, 10/15/22	$114,000	$119,415
5.13%, 3/15/27	10,000	10,075
Bombardier
8.75%, 12/1/21 (A)	75,000	85,125
Hertz
6.75%, 4/15/19	19,000	19,000
6.25%, 10/15/22	10,000	8,725
5.88%, 10/15/20	140,000	131,162
5.50%, 10/15/24 (A)	40,000	32,600
International Lease Finance
6.25%, 5/15/19	55,000	58,975
3.88%, 4/15/18	30,000	30,396
Navistar International
8.25%, 11/1/21	78,000	78,634
Nielsen Finance
4.50%, 10/1/20	73,000	73,913
Nielsen Finance LLC
5.00%, 4/15/22 (A)	141,000	145,406
Nielsen Luxembourg
5.50%, 10/1/21 (A)	22,000	22,715
5.00%, 2/1/25 (A)	10,000	10,325
RR Donnelley & Sons
7.88%, 3/15/21	123,000	133,148
7.00%, 2/15/22	19,000	19,950
6.50%, 11/15/23	36,000	36,000
WESCO Distribution
5.38%, 12/15/21	9,000	9,270
5.38%, 6/15/24	70,000	73,500
		1,098,334
INFORMATION TECHNOLOGY — 13.0%
Dell International LLC
6.02%, 6/15/26 (A)	50,000	55,691
5.88%, 6/15/21 (A)	40,000	41,950
5.45%, 6/15/23 (A)	40,000	44,088
EMC
1.88%, 6/1/18	75,000	74,727
First Data
5.38%, 8/15/23 (A)	65,000	67,844
Jabil Circuit
5.63%, 12/15/20	117,000	127,343
Match Group
6.75%, 12/15/22	146,000	151,840
Micron Technology
5.25%, 8/1/23 (A)	196,000	204,820

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Seagate HDD Cayman
4.88%, 3/1/24 (A)	$20,000	$19,724
4.75%, 6/1/23	210,000	209,213
VeriSign
4.63%, 5/1/23	90,000	92,475
Western Digital
10.50%, 4/1/24	75,000	88,781
		1,178,496
MATERIALS — 9.1%
American Builders & Contractors Supply
5.75%, 12/15/23 (A)	20,000	21,250
Ashland LLC
4.75%, 8/15/22	51,000	53,359
Ball
4.00%, 11/15/23	109,000	111,248
Celanese US Holdings LLC
4.63%, 11/15/22	55,000	59,801
Cemex
6.50%, 12/10/19	15,000	15,722
First Quantum Minerals
7.00%, 2/15/21 (A)	5,000	5,187
Lundin Mining
7.50%, 11/1/20 (A)	73,000	76,577
NOVA Chemicals
5.25%, 8/1/23 (A)	25,000	25,750
Resolute Forest Products
5.88%, 5/15/23	130,000	126,100
Steel Dynamics Inc.
5.00%, 12/15/26	28,000	29,540
Teck Resources
4.75%, 1/15/22	125,000	131,514
3.75%, 2/1/23	30,000	30,263
Tembec Industries
9.00%, 12/15/19 (A)	60,000	62,070
United States Steel
7.38%, 4/1/20	71,000	77,124
		825,505
REAL ESTATE — 2.8%
CBRE Services
5.00%, 3/15/23	159,000	165,735
Iron Mountain
6.00%, 8/15/23	73,000	77,197
Lamar Media
5.00%, 5/1/23	10,000	10,400
		253,332

TD ASSET MANAGEMENT USA FUNDS INC.
TD High Yield Bond Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TELECOMMUNICATION SERVICES — 14.6%
CenturyLink
6.45%, 6/15/21	$156,000	$168,432
CSC Holdings LLC
6.75%, 11/15/21	150,000	166,875
Frontier Communications
11.00%, 9/15/25	80,000	73,300
10.50%, 9/15/22	20,000	18,800
8.50%, 4/15/20	7,000	7,122
6.25%, 9/15/21	10,000	8,797
Inmarsat Finance PLC
4.88%, 5/15/22 (A)	110,000	112,475
LSC Communications
8.75%, 10/15/23 (A)	100,000	105,000
Sable International Finance
6.88%, 8/1/22 (A)	200,000	215,750
SBA Communications
4.88%, 7/15/22	128,000	132,913
SFR Group
6.00%, 5/15/22 (A)	40,000	41,849
Sprint
7.88%, 9/15/23	36,000	40,860
Sprint Capital
6.90%, 5/1/19	136,000	144,670
Sprint Communications
7.00%, 3/1/20 (A)	10,000	10,925
T-Mobile USA
6.50%, 1/15/24	10,000	10,750
6.00%, 3/1/23	70,000	74,025
		1,332,543
UTILITIES — 3.0%
Calpine
6.00%, 1/15/22 (A)	20,000	20,625
5.50%, 2/1/24	50,000	46,938
Dynegy
6.75%, 11/1/19	40,000	41,475
NRG Energy
7.63%, 1/15/18	18,000	18,416
6.25%, 7/15/22	115,000	120,606
6.25%, 5/1/24	22,000	22,825
		270,885
TOTAL CORPORATE OBLIGATIONS		8,567,864

DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
COMMON STOCK — 1.2%
ENERGY — 1.2%
CHC Group LLC*	54	$594
Peabody Energy*	3,810	106,832
TOTAL COMMON STOCK		107,426
PREFERRED STOCK — 0.3%
Peabody Energy, Ser A*	424	25,644
TOTAL PREFERRED STOCK		25,644
CONVERTIBLE BOND — 0.0%
ENERGY — 0.0%
CHC Group LLC
0.00%, 9/15/20 (B)	$2,791	4,270
TOTAL CONVERTIBLE BOND		4,270
TOTAL INVESTMENTS
(Cost $8,396,869) — 95.8%		8,705,204
OTHER ASSETS AND LIABILITIES, NET — 4.2%		381,645
NET ASSETS — 100.0%		$9,086,849
*	Non-income producing security.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities amounted to $2,483,435 or 27.3% of net assets of the Fund.
(B)	Zero coupon security. The rate shown is the effective yield at time of purchase.

LLC — Limited Liability Company

PLC — Public Limited Company

SER — Series

The following is a list of the inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$8,567,864	$—	$8,567,864
Common Stock	107,426	—	—	107,426
Preferred Stock	—	25,644	—	25,644
Convertible Bond	—	4,270	—	4,270
Total Investments in Securities	$107,426	$8,597,778	$—	$8,705,204

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS† — 84.0%
CONSUMER DISCRETIONARY — 10.8%
21st Century Fox America
4.50%, 2/15/21	$400,000	$429,245
American Honda Finance MTN
1.20%, 7/12/19	500,000	495,782
BMW US Capital LLC
2.00%, 4/11/21 (A)	490,000	488,114
Comcast
5.15%, 3/1/20	530,000	575,234
Ford Motor Credit LLC
2.68%, 1/9/20	400,000	404,487
2.02%, 5/3/19	850,000	850,136
Ford Motor Credit LLC MTN
2.94%, 1/8/19	200,000	202,843
General Motors Financial
2.35%, 10/4/19	375,000	376,348
NBCUniversal Enterprise
1.97%, 4/15/19 (A)	525,000	527,393
Nissan Motor Acceptance
1.55%, 9/13/19 (A)	360,000	356,416
Nissan Motor Acceptance MTN
2.25%, 1/13/20 (A)	400,000	402,061
Time Warner
4.88%, 3/15/20	225,000	241,392
2.10%, 6/1/19	1,105,000	1,107,651
Toyota Motor Credit
1.95%, 4/17/20	600,000	602,345
Volkswagen Group of America Finance LLC
1.65%, 5/22/18 (A)	150,000	149,859
Walt Disney MTN
1.80%, 6/5/20	400,000	400,096
		7,609,402
CONSUMER STAPLES — 5.7%
Anheuser-Busch InBev Finance
2.65%, 2/1/21	1,100,000	1,118,596
1.90%, 2/1/19	800,000	803,520
Coca-Cola
1.88%, 10/27/20	250,000	250,705
1.55%, 9/1/21	250,000	246,235
CVS Health
2.80%, 7/20/20	300,000	306,989
2.25%, 12/5/18	970,000	976,595
PepsiCo
3.10%, 7/17/22	300,000	311,593
		4,014,233
ENERGY — 13.0%
Chevron
2.10%, 5/16/21	160,000	160,280
1.56%, 5/16/19	700,000	699,874

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
ConocoPhillips
4.20%, 3/15/21	$900,000	$962,537
2.40%, 12/15/22	175,000	173,679
Enbridge Energy Partners
4.38%, 10/15/20	75,000	79,112
Enterprise Products Operating LLC
6.50%, 1/31/19	210,000	223,821
4.05%, 2/15/22	559,000	593,004
2.85%, 4/15/21	100,000	101,581
2.55%, 10/15/19	515,000	519,784
ExxonMobil
2.22%, 3/1/21	275,000	277,629
Kinder Morgan Energy Partners
2.65%, 2/1/19	528,000	532,633
Magellan Midstream Partners
6.55%, 7/15/19	300,000	325,287
Occidental Petroleum
4.10%, 2/1/21	780,000	832,836
Petro-Canada
6.05%, 5/15/18	155,000	160,042
Shell International Finance
2.38%, 8/21/22	500,000	501,764
2.13%, 5/11/20	970,000	977,841
1.38%, 5/10/19	100,000	99,674
Statoil
1.95%, 11/8/18	396,000	397,317
TransCanada PipeLines
3.13%, 1/15/19	1,221,000	1,242,206
2.50%, 8/1/22	325,000	325,852
		9,186,753
FINANCIALS — 28.0%
Bank of America MTN
3.12%, 1/20/23	935,000	951,433
2.63%, 10/19/20	830,000	842,002
2.25%, 4/21/20	775,000	778,377
Bank of New York Mellon MTN
2.60%, 2/7/22	500,000	504,603
Bank of Nova Scotia
2.80%, 7/21/21	530,000	539,574
BB&T MTN
2.63%, 6/29/20	200,000	204,165
2.25%, 2/1/19	242,000	244,087
Berkshire Hathaway
2.10%, 8/14/19	673,000	679,570
Berkshire Hathaway Finance
1.30%, 8/15/19	300,000	298,172
CDP Financial
4.40%, 11/25/19 (A)	240,000	253,375

TD ASSET MANAGEMENT USA FUNDS INC.
TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
Citigroup
2.90%, 12/8/21	$275,000	$278,908
2.70%, 3/30/21	630,000	636,437
2.65%, 10/26/20	225,000	227,670
2.40%, 2/18/20	1,285,000	1,295,644
2.35%, 8/2/21	275,000	273,650
Commonwealth Bank of Australia
2.75%, 3/10/22 (A)	150,000	151,974
General Electric Capital
2.10%, 12/11/19	560,000	565,896
Goldman Sachs Group
3.00%, 4/26/22	775,000	785,246
2.63%, 1/31/19	695,000	702,827
HSBC Holdings PLC
3.40%, 3/8/21	500,000	517,028
JPMorgan Chase
2.55%, 3/1/21	610,000	615,238
2.40%, 6/7/21	1,125,000	1,128,439
2.20%, 10/22/19	1,140,000	1,147,206
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	254,000	256,549
2.00%, 4/14/20 (A)	400,000	399,439
PNC Bank
2.25%, 7/2/19	994,000	1,001,738
PNC Bank MTN
2.15%, 4/29/21	250,000	249,300
Royal Bank of Canada MTN
2.75%, 2/1/22	1,150,000	1,172,547
2.15%, 3/6/20	570,000	572,681
SunTrust Bank
2.45%, 8/1/22	175,000	174,341
Wells Fargo
2.50%, 3/4/21	905,000	912,021
2.13%, 4/22/19	400,000	402,531
Wells Fargo MTN
2.60%, 7/22/20	920,000	935,566
		19,698,234
HEALTH CARE — 4.6%
Abbott Laboratories
2.90%, 11/30/21	650,000	661,490
2.35%, 11/22/19	1,085,000	1,096,501
Amgen
2.20%, 5/22/19	925,000	932,842
1.85%, 8/19/21	530,000	522,438
		3,213,271
INDUSTRIALS — 6.9%
Burlington Northern Santa Fe
4.70%, 10/1/19	50,000	53,126
Caterpillar Financial Services
1.70%, 8/9/21	100,000	98,392

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Caterpillar Financial Services MTN
2.40%, 6/6/22	$400,000	$401,423
1.90%, 3/22/19	500,000	502,317
GE Capital International Funding Unlimited
2.34%, 11/15/20	665,000	672,142
General Electric Capital MTN
2.20%, 1/9/20	485,000	489,997
John Deere Capital
2.55%, 1/8/21	200,000	203,105
John Deere Capital MTN
2.25%, 4/17/19	240,000	242,510
1.65%, 10/15/18	850,000	850,909
Lockheed Martin
3.35%, 9/15/21	250,000	261,521
2.50%, 11/23/20	400,000	407,039
Raytheon
3.13%, 10/15/20	670,000	697,793
		4,880,274
INFORMATION TECHNOLOGY — 3.8%
Apple
2.25%, 2/23/21	910,000	918,702
1.70%, 2/22/19	250,000	250,947
Cisco Systems
1.85%, 9/20/21	525,000	521,644
Microsoft
2.40%, 2/6/22	225,000	227,923
1.55%, 8/8/21	740,000	727,960
		2,647,176
REAL ESTATE — 2.6%
AvalonBay Communities MTN
3.63%, 10/1/20	475,000	495,040
Boston Properties
3.70%, 11/15/18	725,000	740,089
Simon Property Group
2.20%, 2/1/19	416,000	419,232
Welltower
4.95%, 1/15/21	145,000	156,545
		1,810,906
TELECOMMUNICATION SERVICES — 5.7%
AT&T
3.00%, 2/15/22	400,000	404,854
2.80%, 2/17/21	550,000	557,916
2.45%, 6/30/20	550,000	554,213
2.23%, 6/30/20	300,000	303,753
Verizon Communications
2.99%, 9/14/18	275,000	280,043
2.95%, 3/15/22	1,740,000	1,757,814
1.75%, 8/15/21	200,000	195,198
		4,053,791

TD ASSET MANAGEMENT USA FUNDS INC.
TD 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
UTILITIES — 2.9%
Duke Energy Carolinas LLC
7.00%, 11/15/18	$500,000	$533,951
MidAmerican Energy
2.40%, 3/15/19	125,000	126,409
PacifiCorp
5.50%, 1/15/19	590,000	621,224
2.95%, 2/1/22	100,000	102,702
Virginia Electric & Power
2.95%, 1/15/22	650,000	666,174
		2,050,460
TOTAL CORPORATE OBLIGATIONS		59,164,500
REGIONAL GOVERNMENT OBLIGATIONS — 5.4%
Province of Ontario Canada
1.65%, 9/27/19	916,000	914,262
2.50%, 9/10/21	575,000	584,420
Province of Quebec Canada
3.50%, 7/29/20	1,878,000	1,967,406
2.75%, 8/25/21	325,000	333,773
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		3,799,861
U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Note
2.00%, 11/15/21	430,000	434,653
1.88%, 3/31/22	575,000	576,707
1.50%, 1/31/22	230,000	227,170
1.25%, 2/29/20 to 3/31/21	1,485,000	1,470,890
TOTAL U.S. TREASURY OBLIGATIONS		2,709,420
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 3.3%
FANNIE MAE — 3.3%
3.76%, 7/25/21 (B)	300,000	316,173
3.76%, 6/25/21 (B)	489,667	514,276
3.50%, 12/1/25 (B)	596,402	623,414
2.61%, 10/25/21 (B)	350,000	357,540
2.32%, 11/25/18 (B)	509,202	513,099
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		2,324,502
U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
FANNIE MAE, DISCOUNT NOTE — 0.4%
1.32%, 10/9/19 (B)(C)	325,000	312,009
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		312,009

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT — 2.6%
Counterparty: Bank of Nova Scotia 1.030% dated 7/31/17, due 8/1/17 in the amount of $1,826,052, fully collateralized by U.S. Government Obligations, par value $3,000 - $693,000, coupon range 0.63% – 7.25%, maturity range 8/25/17 – 5/15/30, value $1,863,668	$1,826,000	$1,826,000
TOTAL REPURCHASE AGREEMENT		1,826,000
TOTAL INVESTMENTS (Cost $69,925,905) — 99.6%		70,136,292
OTHER ASSETS AND LIABILITIES, NET — 0.4%		267,764
NET ASSETS — 100.0%		$70,404,056
†	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities amounted to $2,985,180 or 4.2% of net assets of the Fund.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	The rate shown is the effective yield at time of purchase.

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 86.4%
CONSUMER DISCRETIONARY — 4.6%
21st Century Fox America
3.00%, 9/15/22	$185,000	$188,049
Comcast
3.15%, 3/1/26	150,000	151,834
2.35%, 1/15/27	300,000	282,573
Ford Motor Credit LLC
4.38%, 8/6/23	325,000	343,726
3.10%, 5/4/23	555,000	550,593
General Motors Financial
4.00%, 10/6/26	40,000	39,898
3.70%, 5/9/23	150,000	153,106
Time Warner
3.60%, 7/15/25	50,000	50,525
3.55%, 6/1/24	260,000	265,801
		2,026,105
CONSUMER STAPLES — 8.7%
Anheuser-Busch InBev Finance
3.65%, 2/1/26	1,035,000	1,070,521
3.30%, 2/1/23	330,000	342,415
Coca-Cola
2.50%, 4/1/23	550,000	554,508
CVS Health
3.38%, 8/12/24	955,000	975,150
2.75%, 12/1/22	551,000	556,070
PepsiCo
3.60%, 3/1/24	305,000	322,798
		3,821,462
ENERGY — 15.5%
Canadian Natural Resources
3.90%, 2/1/25	298,000	304,183
3.85%, 6/1/27	250,000	252,620
3.80%, 4/15/24	143,000	146,097
Chevron
2.36%, 12/5/22	638,000	638,457
ConocoPhillips
4.95%, 3/15/26	300,000	337,915
3.35%, 11/15/24	255,000	262,243
Enbridge Energy Partners
5.88%, 10/15/25	100,000	115,063
Enterprise Products Operating LLC
3.75%, 2/15/25	420,000	436,630
3.35%, 3/15/23	402,000	413,503
ExxonMobil
3.18%, 3/15/24	285,000	294,878
3.04%, 3/1/26	250,000	254,960
Husky Energy
3.95%, 4/15/22	150,000	157,391
Kinder Morgan Energy Partners
3.95%, 9/1/22	355,000	368,388

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Magellan Midstream Partners
5.00%, 3/1/26	$200,000	$222,844
Occidental Petroleum
3.50%, 6/15/25	285,000	293,787
Phillips 66
4.30%, 4/1/22	555,000	596,537
Shell International Finance
3.25%, 5/11/25	175,000	179,841
Statoil
3.70%, 3/1/24	200,000	211,721
2.45%, 1/17/23	624,000	622,081
Suncor Energy
3.60%, 12/1/24	135,000	138,920
TransCanada PipeLines
4.88%, 1/15/26	250,000	281,094
2.50%, 8/1/22	290,000	290,760
		6,819,913
FINANCIALS — 26.8%
Bank of America MTN
4.10%, 7/24/23	728,000	774,862
4.00%, 4/1/24	300,000	316,869
3.50%, 4/19/26	565,000	570,987
3.25%, 10/21/27	350,000	340,833
2.50%, 10/21/22	45,000	44,558
Bank of Nova Scotia
4.50%, 12/16/25	470,000	496,593
Berkshire Hathaway
2.75%, 3/15/23	275,000	280,591
Branch Banking & Trust
3.63%, 9/16/25	850,000	886,722
Citigroup
3.89%, 1/10/28	100,000	102,425
3.75%, 6/16/24	937,000	973,053
3.40%, 5/1/26	410,000	408,972
3.30%, 4/27/25	445,000	447,030
JPMorgan Chase
3.90%, 7/15/25	225,000	236,302
3.30%, 4/1/26	575,000	575,429
3.20%, 6/15/26	125,000	124,210
2.95%, 10/1/26	970,000	947,536
Manulife Financial
4.15%, 3/4/26	250,000	267,148
Metropolitan Life Global Funding I
3.45%, 12/18/26 (A)	150,000	154,832
3.00%, 1/10/23 (A)	382,000	390,637
PNC Bank MTN
3.25%, 6/1/25	570,000	580,057
Royal Bank of Canada MTN
4.65%, 1/27/26	470,000	505,348
US Bancorp MTN
3.15%, 4/27/27	175,000	176,254
3.10%, 4/27/26	100,000	99,496
US Bank
2.80%, 1/27/25	320,000	318,209

TD ASSET MANAGEMENT USA FUNDS INC.
TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
Wells Fargo
3.00%, 4/22/26	$625,000	$615,125
3.00%, 10/23/26	300,000	294,148
Wells Fargo MTN
3.55%, 9/29/25	40,000	41,145
3.45%, 2/13/23	585,000	602,462
3.00%, 2/19/25	180,000	179,253
		11,751,086
HEALTH CARE — 2.8%
Abbott Laboratories
3.75%, 11/30/26	150,000	154,772
3.40%, 11/30/23	325,000	334,617
Amgen
2.60%, 8/19/26	385,000	368,170
Johnson & Johnson
2.45%, 3/1/26	265,000	260,648
Novartis Capital Corp.
3.40%, 5/6/24	100,000	104,984
		1,223,191
INDUSTRIALS — 9.6%
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	400,000	411,460
3.00%, 3/15/23	164,000	168,861
CSX
3.35%, 11/1/25	150,000	154,077
GE Capital International Funding Unlimited
3.37%, 11/15/25	645,000	667,108
General Electric Capital MTN
3.15%, 9/7/22	268,000	279,202
3.10%, 1/9/23	466,000	485,166
Lockheed Martin
3.55%, 1/15/26	615,000	639,864
Norfolk Southern
3.85%, 1/15/24	241,000	256,163
2.90%, 6/15/26	245,000	241,856
Raytheon
3.15%, 12/15/24	225,000	231,002
2.50%, 12/15/22	389,000	393,627
Union Pacific
3.25%, 8/15/25	100,000	103,385
3.00%, 4/15/27	200,000	201,045
		4,232,816
INFORMATION TECHNOLOGY — 3.0%
Apple
3.20%, 5/13/25	465,000	477,195
2.45%, 8/4/26	225,000	216,464
Microsoft
3.30%, 2/6/27	400,000	413,608
2.00%, 8/8/23	200,000	195,727
		1,302,994

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MATERIALS — 1.0%
BHP Billiton Finance USA
3.85%, 9/30/23	$420,000	$450,837
REAL ESTATE — 4.6%
AvalonBay Communities MTN
2.95%, 9/15/22	311,000	316,380
2.85%, 3/15/23	325,000	325,484
Boston Properties
3.65%, 2/1/26	275,000	282,035
ERP Operating
3.38%, 6/1/25	545,000	554,207
Ventas Realty
3.25%, 8/15/22	509,000	518,897
		1,997,003
TELECOMMUNICATION SERVICES — 6.6%
AT&T
4.25%, 3/1/27	150,000	154,241
4.13%, 2/17/26	200,000	204,926
3.90%, 3/11/24	628,000	647,660
3.40%, 5/15/25	430,000	423,596
Verizon Communications
5.15%, 9/15/23	802,000	892,292
3.50%, 11/1/24	200,000	201,786
2.63%, 8/15/26	390,000	360,947
		2,885,448
UTILITIES — 3.2%
Consolidated Edison New York
3.30%, 12/1/24	294,000	302,561
MidAmerican Energy
3.50%, 10/15/24	565,000	593,214
PacifiCorp
3.60%, 4/1/24	285,000	299,272
Virginia Electric & Power
3.15%, 1/15/26	225,000	228,394
		1,423,441
TOTAL CORPORATE OBLIGATIONS		37,934,296
REGIONAL GOVERNMENT OBLIGATIONS — 5.0%
Province of Ontario Canada
3.20%, 5/16/24	485,000	506,422
2.50%, 4/27/26	475,000	467,782
Province of Quebec Canada
2.88%, 10/16/24	505,000	517,356
2.75%, 4/12/27	500,000	499,444
2.50%, 4/20/26	200,000	197,022
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,188,026

TD ASSET MANAGEMENT USA FUNDS INC.
TD 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Note
2.75%, 2/15/24	$265,000	$276,293
2.38%, 5/15/27	275,000	276,966
2.25%, 2/15/27	460,000	458,509
1.38%, 9/30/23	250,000	240,781
TOTAL U.S. TREASURY OBLIGATIONS		1,252,549
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 2.9%
FANNIE MAE — 2.9%
3.09%, 4/25/27 (B)	325,000	330,298
2.72%, 10/25/24 (B)	200,000	201,139
2.72%, 2/25/22 (B)	200,000	204,785
2.62%, 4/25/23 (B)	293,512	298,102
2.39%, 1/25/23 (B)	238,486	239,971
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		1,274,295
REPURCHASE AGREEMENT — 2.1%
Counterparty: Bank of Nova Scotia 1.030% dated 7/31/17, due 8/1/17 in the amount of $927,027, fully collateralized by U.S. Government Obligations, par value $20,000 – $310,000, coupon range 0.71% – 6.25%, maturity range 8/25/17 – 2/15/41, value $945,545	927,000	927,000
TOTAL REPURCHASE AGREEMENT		927,000
TOTAL INVESTMENTS (Cost $43,423,373) — 99.3%		43,576,166
OTHER ASSETS AND LIABILITIES, NET — 0.7%		320,035
NET ASSETS — 100.0%		$43,896,201

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities amounted to $545,469 or 1.2% of net assets of the Fund.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

LLC — Limited Liability Company

MTN — Medium Term Note

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 99.4%
CONSUMER DISCRETIONARY — 5.2%
Brinker International	632	$22,417
Daimler ADR	485	33,982
Genuine Parts	490	41,616
Home Depot	274	40,990
McDonald’s	388	60,194
Regal Entertainment Group, Cl A	1,592	30,280
Time Warner	295	30,214
		259,693
CONSUMER STAPLES — 16.4%
Altria Group	1,295	84,136
British American Tobacco PLC ADR	896	56,037
Campbell Soup	967	51,087
Coca-Cola	1,175	53,862
Coca-Cola European Partners PLC	1,023	44,224
Colgate-Palmolive	386	27,869
CVS Health	416	33,251
Kimberly-Clark	744	91,631
Kraft Heinz	919	80,376
Molson Coors Brewing, Cl B	475	42,265
PepsiCo	376	43,845
Philip Morris International	744	86,832
Procter & Gamble	817	74,200
Wal-Mart Stores	716	57,273
		826,888
ENERGY — 5.3%
Enterprise Products Partners (A)	2,610	70,992
ExxonMobil	630	50,425
Occidental Petroleum	1,036	64,160
Royal Dutch Shell PLC ADR, Cl A	1,468	82,986
		268,563
FINANCIALS — 9.5%
Allianz ADR	2,237	47,760
Arthur J Gallagher	1,323	77,779
BlackRock, Cl A	129	55,022
CME Group, Cl A	419	51,378
Commonwealth Bank of Australia ADR	394	26,447
M&T Bank	289	47,150
Marsh & McLennan	652	50,837
People’s United Financial	1,996	34,810
US Bancorp	891	47,027
Wells Fargo	718	38,729
		476,939

DESCRIPTION	SHARES	VALUE
HEALTH CARE — 8.2%
AbbVie	1,478	$103,327
Johnson & Johnson	619	82,154
Medtronic PLC	452	37,954
Merck	1,040	66,435
Pfizer	2,391	79,286
UnitedHealth Group	226	43,349
		412,505
INDUSTRIALS — 14.2%
3M	449	90,325
Boeing	284	68,859
Deluxe	528	38,122
Eaton PLC	769	60,174
Emerson Electric	919	54,782
General Dynamics	244	47,905
Honeywell International	320	43,558
Lockheed Martin	234	68,358
Raytheon	325	55,825
Republic Services, Cl A	599	38,468
United Parcel Service, Cl B	475	52,388
United Technologies	378	44,819
Waste Management	691	51,929
		715,512
INFORMATION TECHNOLOGY — 12.5%
Analog Devices	581	45,905
Apple	358	53,245
Automatic Data Processing	698	82,999
Cisco Systems	1,968	61,894
Intel	1,064	37,740
Microchip Technology	513	41,061
Microsoft	1,041	75,681
Oracle	612	30,557
Paychex	835	48,305
QUALCOMM	1,313	69,838
Texas Instruments	977	79,508
		626,733
MATERIALS — 2.8%
Agrium	312	31,231
Bemis	1,028	43,557
Dow Chemical	1,059	68,030
		142,818
REAL ESTATE — 3.6%
Iron Mountain‡	1,584	57,705
Public Storage‡	170	34,947
Welltower‡	1,226	89,976
		182,628
TELECOMMUNICATION SERVICES — 5.8%
AT&T	2,216	86,424
CenturyLink	1,470	34,207
Verizon Communications	1,797	86,974
Vodafone Group PLC ADR	2,866	85,063
		292,668

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
UTILITIES — 15.9%
Ameren	1,584	$88,862
American Electric Power	551	38,868
CMS Energy	1,419	65,615
Dominion Energy	850	65,603
Duke Energy	1,181	100,527
Entergy	957	73,421
Eversource Energy	1,137	69,118
NiSource	1,508	39,298
PPL	2,178	83,483
Southern	708	33,934
Vectren	820	49,290
WEC Energy Group	1,483	93,385
		801,404
TOTAL COMMON STOCK		5,006,351
TOTAL INVESTMENTS (Cost $4,752,621) — 99.4%		5,006,351
OTHER ASSETS AND LIABILITIES, NET — 0.6%		30,779
NET ASSETS — 100.0%		$5,037,130

‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At July 31, 2017, this security amounted to $70,992 or 1.4% of net assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch Global Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 52.4%
AUSTRALIA — 2.9%
Commonwealth Bank of Australia	1,530	$102,485
Sonic Healthcare Limited	4,250	75,786
Telstra	22,327	73,233
Westpac Banking	4,151	105,668
		357,172
CANADA — 4.7%
BCE	5,168	242,576
Rogers Communications, Cl B	3,251	169,049
Royal Bank of Canada	1,240	92,507
TELUS	2,453	88,597
		592,729
FRANCE — 6.1%
AXA	4,692	138,637
Cie Generale des Etablissements Michelin	850	115,062
Sanofi	1,129	107,883
SCOR	2,338	98,572
TOTAL	3,842	195,388
Vinci	1,134	101,675
		757,217
GERMANY — 8.3%
Allianz SE	741	157,895
BASF	1,442	137,570
Daimler	1,881	132,022
Deutsche Post	3,785	146,966
Deutsche Telekom	8,937	163,402
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	979	210,347
Siemens	670	91,013
		1,039,215
ITALY — 2.7%
Snam	28,672	135,631
Terna Rete Elettrica Nazionale	34,496	197,076
		332,707
NETHERLANDS — 3.0%
Royal Dutch Shell PLC ADR, Cl A	3,535	199,834
Unibail-Rodamco‡	727	181,892
		381,726
NORWAY — 2.0%
Orkla	11,153	114,894
Statoil ASA	7,129	133,643
		248,537

DESCRIPTION	SHARES	VALUE
SINGAPORE — 1.2%
Singapore Exchange	12,165	$67,955
Singapore Telecommunications	27,595	80,841
		148,796
SPAIN — 1.5%
Gas Natural SDG	3,890	91,132
Red Electrica	4,707	100,967
		192,099
SWEDEN — 0.7%
Svenska Handelsbanken, Cl A	5,875	87,465
SWITZERLAND — 4.4%
Nestle SA	1,544	130,456
Novartis AG	1,596	136,006
Roche Holding AG	525	132,967
Swisscom	308	150,568
		549,997
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing ADR	2,730	98,171
UNITED KINGDOM — 14.1%
AstraZeneca ADR	4,827	145,679
BAE Systems	19,200	152,375
British American Tobacco	2,663	165,612
British American Tobacco ADR	1,267	79,221
Diageo	3,035	98,047
GlaxoSmithKline	7,946	158,779
Imperial Brands	4,858	199,981
National Grid	14,044	173,586
Sky	9,795	124,712
SSE	5,346	97,268
Unilever	2,403	137,014
Vodafone Group	80,166	234,812
		1,767,086
TOTAL FOREIGN COMMON STOCK		6,552,917
U.S. COMMON STOCK — 45.1%
CONSUMER DISCRETIONARY — 1.7%
McDonald’s	825	127,990
Regal Entertainment Group, Cl A	4,184	79,580
		207,570
CONSUMER STAPLES — 5.8%
Altria Group	2,795	181,591
Coca-Cola	1,568	71,877
Kimberly-Clark	942	116,017
PepsiCo	703	81,977
Philip Morris International	1,573	183,585
Procter & Gamble	1,060	96,269
		731,316

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch Global Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
ENERGY — 3.2%
Enterprise Products Partners (A)	4,793	$130,370
ExxonMobil	1,675	134,067
Occidental Petroleum	2,126	131,663
		396,100
FINANCIALS — 3.1%
Arthur J Gallagher	1,315	77,309
BlackRock, Cl A	205	87,439
CME Group, Cl A	545	66,828
People’s United Financial	4,428	77,224
Wells Fargo	1,561	84,200
		393,000
HEALTH CARE — 3.9%
AbbVie	1,985	138,771
Johnson & Johnson	680	90,250
Merck	1,514	96,714
Pfizer	4,797	159,069
		484,804
INDUSTRIALS — 3.8%
Eaton PLC	1,375	107,594
Emerson Electric	1,555	92,694
Lockheed Martin	284	82,965
United Parcel Service, Cl B	1,106	121,981
Waste Management	936	70,340
		475,574
INFORMATION TECHNOLOGY — 5.1%
Automatic Data Processing	828	98,457
Cisco Systems	3,985	125,328
Intel	2,089	74,097
Microsoft	975	70,883
QUALCOMM	2,959	157,389
Texas Instruments	1,335	108,642
		634,796
MATERIALS — 1.9%
Agrium	740	74,074
Dow Chemical	2,541	163,234
		237,308

DESCRIPTION	SHARES	VALUE
REAL ESTATE — 3.4%
Iron Mountain‡	3,549	$129,290
Public Storage‡	360	74,005
Welltower‡	3,033	222,592
		425,887
TELECOMMUNICATION SERVICES — 3.8%
AT&T	5,178	201,942
CenturyLink	2,734	63,620
Verizon Communications	4,402	213,057
		478,619
UTILITIES — 9.4%
Ameren	2,837	159,156
American Electric Power	974	68,706
Dominion Energy	1,556	120,092
Duke Energy	2,467	209,991
Entergy	1,802	138,249
PPL	5,698	218,404
Southern	1,898	90,971
WEC Energy Group	2,788	175,560
		1,181,129
TOTAL U.S. COMMON STOCK		5,646,103
TOTAL INVESTMENTS (Cost $11,496,150) — 97.5%		12,199,020
OTHER ASSETS AND LIABILITIES, NET — 2.5%		314,839
NET ASSETS — 100.0%		$12,513,859
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At July 31, 2017, this security amounted to $130,370 or 1.0% of net assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 64.4%
AUSTRALIA — 4.4%
AGL Energy	16,619	$320,414
Amcor	18,559	227,756
AusNet Services	148,555	194,310
Goodman Group‡	20,320	129,398
GPT Group‡	59,123	226,559
Sonic Healthcare Limited	14,140	252,145
Telstra	60,441	198,247
Wesfarmers	6,050	197,133
Woolworths	1,220	26,059
		1,772,021
BELGIUM — 1.7%
Colruyt	5,810	325,873
Proximus SADP	1,352	47,526
Telenet Group Holding*	4,237	295,879
		669,278
CANADA — 13.0%
Alimentation Couche-Tard, Cl B	3,000	142,258
Atco, Cl I	1,983	73,817
Bank of Montreal	4,318	327,500
BCE	6,619	310,683
CAE	18,995	321,929
Canadian Imperial Bank of Commerce	522	45,310
Canadian Tire, Cl A	569	64,948
Canadian Utilities, Cl A	9,363	297,168
CI Financial	13,578	295,792
Empire	3,533	57,412
First Capital Realty	5,023	82,189
George Weston	3,232	282,280
Gildan Activewear	2,224	67,019
Great-West Lifeco	5,425	154,820
Imperial Oil	9,300	266,897
Intact Financial	4,135	321,215
Inter Pipeline	6,663	131,577
Loblaw	4,683	255,044
Metro, Cl A	1,435	48,606
Power Corp of Canada	4,487	109,120
Power Financial	12,071	327,057
RioCan‡	4,280	82,699
Royal Bank of Canada	1,587	118,393
Saputo	3,774	127,924
Shaw Communications, Cl B	3,791	84,410
Sun Life Financial	8,602	329,660
TELUS	4,504	162,675
TransCanada	5,939	303,440
		5,191,842
CHILE — 1.7%
Aguas Andinas, Cl A	510,534	322,126
Banco de Chile	1,251,691	181,072
Colbun	790,193	184,843
		688,041

DESCRIPTION	SHARES	VALUE
DENMARK — 1.5%
Danske Bank	8,212	$332,676
DSV	3,834	247,534
Tryg	836	18,856
		599,066
FINLAND — 0.8%
Sampo, Cl A	5,801	317,471
FRANCE — 1.0%
L’Oreal	42	8,706
Thales	187	20,718
Vivendi	15,344	355,473
		384,897
GERMANY — 0.6%
Fraport Frankfurt Airport Services Worldwide	1,755	175,803
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	301	64,673
		240,476
HONG KONG — 2.9%
CK Infrastructure Holdings	3,600	33,577
CLP Holdings	29,350	312,822
HK Electric Investments & HK Electric Investments (A)	322,000	305,477
HKT Trust & HKT	127,700	167,415
MTR	17,800	102,892
Yue Yuen Industrial Holdings	60,500	249,798
		1,171,981
ISRAEL — 3.2%
Azrieli Group	6,036	329,829
Bank Hapoalim	45,383	314,359
Bank Leumi Le-Israel	65,161	313,043
Mizrahi Tefahot Bank	17,430	314,959
		1,272,190
ITALY — 1.5%
Snam	54,063	255,742
Terna Rete Elettrica Nazionale	60,972	348,333
		604,075
JAPAN — 5.6%
Asahi Group Holdings	1,100	44,890
Daito Trust Construction	900	152,170
Japan Retail Fund Investment‡	84	160,464
Kamigumi	8,600	92,205
Kintetsu Group Holdings	41,000	157,313
Kurita Water Industries	600	17,089
Lawson	1,100	74,933
Miraca Holdings	1,600	73,146
Mitsubishi Tanabe Pharma	10,400	248,008
Nagoya Railroad	63,700	292,369
Nippon Telegraph & Telephone	4,100	200,454
Obayashi	4,000	48,184

TD ASSET MANAGEMENT USA FUNDS INC.
TD Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
JAPAN (continued)
Osaka Gas	72,100	$288,740
Rinnai	100	9,343
Seven & i Holdings	1,400	56,447
Tokyo Gas	12,500	66,341
Tokyu	1,600	23,555
Toyo Suisan Kaisha	6,500	236,428
		2,242,079
MALAYSIA — 0.5%
YTL Power International	615,238	201,176
MEXICO — 0.5%
Grupo Aeroportuario del Sureste, Cl B	8,805	187,209
NEW ZEALAND — 0.6%
Contact Energy	15,308	61,620
Spark New Zealand	58,197	163,897
		225,517
NORWAY — 0.3%
Gjensidige Forsikring	3,671	63,589
Telenor	2,138	42,772
		106,361
PHILIPPINES — 0.9%
Aboitiz Power	378,500	292,539
BDO Unibank	33,495	83,571
		376,110
SINGAPORE — 6.0%
Ascendas‡	169,160	337,034
CapitaLand Commercial Trust‡	161,300	204,727
CapitaLand Mall Trust‡	213,058	316,014
ComfortDelGro	97,708	166,554
SATS	79,200	282,283
Sembcorp Industries	5,191	12,373
Singapore Airlines	34,073	261,239
Singapore Press Holdings	126,304	271,221
Singapore Technologies Engineering	12,363	34,394
Singapore Telecommunications	74,064	216,975
StarHub	142,084	286,234
		2,389,048
SOUTH KOREA — 0.4%
Lotte Shopping	110	25,852
S-1	295	24,306
SK Telecom	527	130,920
		181,078
SPAIN — 0.9%
Enagas	3,952	111,743
Iberdrola	12,926	101,971
Red Electrica	6,324	135,652
		349,366

DESCRIPTION	SHARES	VALUE
SWEDEN — 1.9%
Skandinaviska Enskilda Banken, Cl A	24,985	$316,575
Svenska Handelsbanken, Cl A	20,890	311,003
Swedbank	4,814	125,690
Telia	5,718	26,877
		780,145
SWITZERLAND — 4.4%
Baloise Holding	610	98,034
Ferguson PLC	620	37,032
Kuehne + Nagel International	1,401	243,992
Nestle SA	3,545	299,526
Novartis AG	2,384	203,156
Roche Holding AG	1,162	294,300
Swiss Prime Site	2,596	234,243
Swiss Re	2,727	262,984
Swisscom	169	82,617
		1,755,884
TAIWAN — 4.8%
Chang Hwa Commercial Bank	499,534	292,817
Chunghwa Telecom ADR	8,461	286,151
Formosa Petrochemical	15,756	55,311
Formosa Plastics	99,870	299,655
Taiwan Business Bank	761,418	216,103
Taiwan Cooperative Financial Holdings	374,866	204,841
Taiwan Mobile	74,643	266,975
Uni-President Enterprises	161,141	308,455
		1,930,308
THAILAND — 1.0%
Electricity Generating	47,900	313,750
Thai Union Group, Cl F	135,000	82,355
		396,105
UNITED KINGDOM — 4.3%
Babcock International Group	830	9,248
BAE Systems	2,990	23,729
Compass Group	15,080	321,727
Diageo	7,449	240,644
Meggitt	12,892	85,559
National Grid	19,845	245,287
Reckitt Benckiser Group	570	55,419
Severn Trent	9,682	286,147
Smith & Nephew	6,168	107,422
Smiths Group	3,843	77,832
SSE	12,319	224,139
United Utilities Group	2,499	29,592
		1,706,745
TOTAL FOREIGN COMMON STOCK		25,738,469

TD ASSET MANAGEMENT USA FUNDS INC.
TD Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
U.S. COMMON STOCK — 33.1%
CONSUMER DISCRETIONARY — 1.7%
Aramark	500	$19,930
AutoZone*	220	118,760
Darden Restaurants	2,500	209,700
McDonald’s	1,797	278,787
TJX	659	46,334
		673,511
CONSUMER STAPLES — 6.8%
Campbell Soup	1,190	62,868
Church & Dwight	5,984	319,246
Clorox	2,294	306,226
Coca-Cola	1,017	46,619
Colgate-Palmolive	715	51,623
ConAgra Foods	7,680	262,963
Constellation Brands, Cl A	1,417	273,977
Dr. Pepper Snapple Group	365	33,273
General Mills	1,724	95,958
Hormel Foods	604	20,639
Kellogg	832	56,576
Kimberly-Clark	254	31,283
McCormick	577	54,988
PepsiCo	2,525	294,440
Procter & Gamble	3,171	287,990
Sysco	5,369	282,517
Wal-Mart Stores	2,849	227,892
		2,709,078
ENERGY — 0.5%
ExxonMobil	2,493	199,540
FINANCIALS — 5.0%
AGNC Investment‡	4,639	98,254
Annaly Capital Management‡	6,700	80,601
Arch Capital Group*	2,676	260,268
Axis Capital Holdings	3,390	218,926
Berkshire Hathaway, Cl B*	330	57,740
Everest Re Group	1,292	339,008
Loews	6,256	304,542
New York Community Bancorp	19,712	258,819
Reinsurance Group of America, Cl A	100	14,020
Thomson Reuters	1,660	76,026
Torchmark	1,831	144,594
US Bancorp	2,960	156,229
		2,009,027
HEALTH CARE — 3.3%
Aetna	566	87,339
Cardinal Health	742	57,327
Eli Lilly	3,398	280,879
HCA Healthcare*	1,455	116,895
Johnson & Johnson	2,378	315,608
MEDNAX*	1,190	55,906
Merck	355	22,677

DESCRIPTION	SHARES	VALUE
Stryker	979	$144,011
UnitedHealth Group	1,269	243,407
		1,324,049
INDUSTRIALS — 6.2%
Cintas	1,032	139,165
Deere	2,138	274,263
Expeditors International of Washington	1,538	90,557
General Dynamics	1,337	262,493
Honeywell International	1,843	250,869
Lockheed Martin	1,077	314,624
Northrop Grumman	1,031	271,287
Raytheon	781	134,152
Republic Services, Cl A	4,346	279,100
Rockwell Collins	1,190	126,771
Waste Management	2,250	169,088
WW Grainger	1,052	175,410
		2,487,779
INFORMATION TECHNOLOGY — 2.6%
Amphenol, Cl A	1,508	115,543
Automatic Data Processing	2,142	254,705
CA	4,363	135,428
Fiserv*	1,647	211,639
FLIR Systems	476	17,764
Motorola Solutions	2,862	259,526
Paychex	555	32,107
		1,026,712
MATERIALS — 0.1%
Praxair	336	43,734
TELECOMMUNICATION SERVICES — 0.7%
AT&T	6,335	247,065
Verizon Communications	162	7,841
		254,906
UTILITIES — 6.2%
Ameren	1,114	62,495
American Electric Power	1,431	100,943
American Water Works	1,227	99,510
CenterPoint Energy	7,697	216,978
CMS Energy	1,072	49,569
Consolidated Edison	687	56,925
Dominion Energy	3,898	300,848
DTE Energy	2,043	218,724
Duke Energy	3,360	286,003
NextEra Energy	1,290	188,456
PG&E	159	10,763
PPL	5,444	208,669
SCANA	665	42,806
Sempra Energy	1,312	148,269
Southern	5,786	277,323
Xcel Energy	4,415	208,874
		2,477,155
TOTAL U.S. COMMON STOCK		13,205,491

TD ASSET MANAGEMENT USA FUNDS INC.
TD Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
REGISTERED INVESTMENT COMPANIES — 0.9%
United States — 0.9%
iShares MSCI EAFE Index Fund	2,438	$163,175
SPDR S&P 500 ETF Trust	747	184,337
TOTAL REGISTERED INVESTMENT COMPANIES		347,512
PREFERRED STOCK — 0.4%
Brazil — 0.4%
Suzano Papel e Celulose, Cl A	34,191	154,051
TOTAL PREFERRED STOCK		154,051
TOTAL INVESTMENTS (Cost $35,569,135) — 98.8%		39,445,523
OTHER ASSETS AND LIABILITIES, NET — 1.2%		495,694
NET ASSETS — 100.0%		$39,941,217

A list of the open forward foreign currency exchange contracts held by the Fund at July 31, 2017, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
BNY Mellon	8/31/17	AUD	(1,896,620)	USD	1,504,001	$(12,685)
BNY Mellon	8/31/17	CAD	(5,976,400)	USD	4,781,560	(14,217)
BNY Mellon	8/31/17	CHF	(1,323,350)	USD	1,402,011	30,701
BNY Mellon	8/31/17	DKK	(2,577,385)	USD	404,353	(6,653)
BNY Mellon	8/31/17	EUR	(1,498,500)	USD	1,748,006	(28,922)
BNY Mellon	8/31/17	GBP	(1,277,060)	USD	1,668,083	(18,678)
BNY Mellon	8/31/17	HKD	(8,605,600)	USD	1,103,578	832
BNY Mellon	8/31/17	ILS	(3,650,226)	USD	1,023,849	(2,425)
BNY Mellon	8/31/17	JPY	(214,695,900)	USD	1,935,470	(14,673)
BNY Mellon	8/31/17	NOK	(649,000)	USD	81,093	(1,507)
BNY Mellon	8/31/17	NZD	(299,200)	USD	222,256	(2,311)
BNY Mellon	8/31/17	SEK	(6,182,405)	USD	753,178	(13,949)
BNY Mellon	8/31/17	SGD	(2,937,900)	USD	2,158,633	(10,262)
BNY Mellon	8/31/17	USD	(233,104)	CAD	290,000	(392)
BNY Mellon	8/31/17	USD	(59,474)	EUR	51,000	1,002
BNY Mellon	8/31/17	USD	(32,667)	GBP	25,000	354
HSBC	8/31/17	EUR	(103,000)	USD	120,120	(2,018)
HSBC	8/31/17	SGD	(176,000)	USD	129,321	(610)
RBC	8/31/17	AUD	(257,200)	USD	203,948	(1,729)
RBC	8/31/17	CAD	(600,400)	USD	480,378	(1,415)
Scotia Bank (USA)	8/31/17	CHF	(237,200)	USD	251,226	5,429
Scotia Bank (USA)	8/31/17	DKK	(956,000)	USD	149,941	(2,509)
Scotia Bank (USA)	8/31/17	EUR	(501,000)	USD	584,274	(9,814)
Scotia Bank (USA)	8/31/17	JPY	(21,006,000)	USD	189,327	(1,477)
Scotia Bank (USA)	8/31/17	NOK	(135,000)	USD	16,866	(316)
						$(108,244)

For the period ended July 31, 2017, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities amounted to $305,477 or 0.8% of net assets of the Fund.

ADR — American Depositary Receipt

AUD — Australian Dollar

BNY — Bank of New York

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HSBC — Hong Kong and Shanghai Banking Corporation

ILS — Israeli Shekel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

RBC — Royal Bank of Canada

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a list of the inputs used as of July 31, 2017, in valuing the Fund’s other financial instruments carried at value:

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$38,318	$—	$38,318
Unrealized Depreciation	—	(146,562)	—	(146,562)
Total Other Financial Instruments	$—	$(108,244)	$—	$(108,244)
*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2017, securities with a total value of $2,597,142 were transferred from Level 2 to Level 1 assets and liabilities as a result of certain foreign equity securities being fair valued using other observable market-based inputs in place of the closing exchange prices on which the investments were principally traded as a result of movement in U.S. markets that exceeded the specified threshold established by the Fair Value Procedures as of July 31, 2017. Transfers are effective using the fair value as of the end of the previous fiscal period.

For the period ended July 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TD Target Return Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 32.4%
CONSUMER DISCRETIONARY — 5.3%
American Honda Finance MTN
1.65%, 7/12/21	$30,000	$29,469
BMW US Capital LLC
2.70%, 4/6/22 (A)	30,000	30,363
Comcast
5.15%, 3/1/20	25,000	27,134
Toyota Motor Credit MTN
1.40%, 5/20/19	30,000	29,908
Walt Disney MTN
0.88%, 7/12/19	30,000	29,555
		146,429
CONSUMER STAPLES — 4.5%
Anheuser-Busch InBev Finance
2.65%, 2/1/21	30,000	30,507
Coca-Cola
1.38%, 5/30/19	30,000	29,945
CVS Health
2.80%, 7/20/20	30,000	30,699
PepsiCo
2.75%, 3/5/22	30,000	30,678
		121,829
ENERGY — 3.1%
Chevron
1.99%, 3/3/20	30,000	30,143
ExxonMobil
2.22%, 3/1/21	30,000	30,287
Shell International Finance
2.13%, 5/11/20	25,000	25,202
		85,632
FINANCIALS — 9.8%
Bank of America MTN
2.25%, 4/21/20	30,000	30,131
Bank of Nova Scotia
2.80%, 7/21/21	30,000	30,542
BB&T MTN
2.63%, 6/29/20	30,000	30,625
Berkshire Hathaway Finance
1.30%, 8/15/19	30,000	29,817
Citigroup
2.35%, 8/2/21	30,000	29,853
Goldman Sachs Group
2.63%, 1/31/19	30,000	30,338
JPMorgan Chase
2.55%, 3/1/21	30,000	30,257
Royal Bank of Canada MTN
2.75%, 2/1/22	25,000	25,490
Wells Fargo MTN
2.55%, 12/7/20	30,000	30,404
		267,457

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
HEALTH CARE — 1.1%
Amgen
1.85%, 8/19/21	$30,000	$29,572
INDUSTRIALS — 3.3%
Caterpillar Financial Services MTN
2.10%, 6/9/19	30,000	30,219
GE Capital International Funding Unlimited
2.34%, 11/15/20	30,000	30,322
Lockheed Martin
2.50%, 11/23/20	30,000	30,528
		91,069
INFORMATION TECHNOLOGY — 3.1%
Apple
1.90%, 2/7/20	30,000	30,166
Cisco Systems
2.45%, 6/15/20	25,000	25,490
Microsoft
1.30%, 11/3/18	30,000	29,974
		85,630
REAL ESTATE — 1.1%
Simon Property Group
2.20%, 2/1/19	30,000	30,233
TELECOMMUNICATION SERVICES — 1.1%
Verizon Communications
1.75%, 8/15/21	30,000	29,280
TOTAL CORPORATE OBLIGATIONS		887,131
COMMON STOCK — 31.2%
CONSUMER DISCRETIONARY — 2.9%
Lindblad Expeditions Holdings*	855	8,558
MDC Partners, Cl A	200	1,980
Playa Hotels & Resorts*	2,570	30,377
Starbucks	250	13,495
Videocon d2h ADR*	2,858	25,951
		80,361
CONSUMER STAPLES — 3.0%
Alimentation Couche-Tard, Cl B	500	23,710
Hostess Brands, Cl A*	900	13,752
Loblaw	300	16,338
Simply Good Foods*	1,775	21,034
Wal-Mart Stores	100	7,999
		82,833

TD ASSET MANAGEMENT USA FUNDS INC.
TD Target Return Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
ENERGY — 3.4%
AltaGas	100	$2,327
ANR, Cl C*	13	156
Canadian Natural Resources	100	3,058
Cenovus Energy	100	840
Centennial Resource Development, Cl A*	2,978	49,971
Enbridge	500	20,726
TransCanada	300	15,328
		92,406
FINANCIALS — 11.4%
Acasta Enterprises, Cl B*	1,300	7,038
Avista Healthcare Public Acquisition, Cl A*	300	2,955
Bank of Cyprus Holdings PLC*	15,133	58,580
Boulevard Acquisition*	1,000	10,020
Brookfield Asset Management, Cl A	150	5,834
CF*	700	7,574
Double Eagle Acquisition, Cl A*	2,300	23,115
Global Partner Acquisition*	700	7,021
Gores Holdings II*	4,100	41,267
GTY Technology Holdings, Cl A*	1,800	18,000
Landcadia Holdings*	2,300	23,138
Saban Capital Acquisition, Cl A*	1,600	16,232
Silver Run Acquisition*	1,200	12,780
TPG Pace Energy Holdings*	5,200	53,820
TPG Pace Holdings*	2,300	23,621
		310,995
HEALTH CARE — 1.3%
Johnson & Johnson	270	35,834
INDUSTRIALS — 1.1%
KBR	100	1,492
Nexeo Solutions*	3,300	27,489
		28,981
INFORMATION TECHNOLOGY — 3.9%
Alphabet, Cl A*	35	33,093
Cision*	253	2,796
Open Text	200	6,689
Oracle	600	29,958
Tencent Holdings	100	4,012
Visa, Cl A	300	29,868
		106,416

DESCRIPTION	SHARES	VALUE
MATERIALS — 1.6%
Agrium	200	$20,014
Alpha Natural Resources Holdings*	13	55
Detour Gold*	1,100	13,834
EI du Pont de Nemours	100	8,221
Teck Resources, Cl B	100	2,171
		44,295
REAL ESTATE — 0.5%
Inovalis‡	1,500	12,188
UTILITIES — 2.1%
Capital Power	200	3,948
Fortis	300	10,939
TransAlta	200	1,304
TransAlta Renewables	3,568	41,840
		58,031
TOTAL COMMON STOCK		852,340
REGISTERED INVESTMENT COMPANIES — 15.0%
Energy Select Sector SPDR Fund	100	6,662
iShares 20+ Year Treasury Bond ETF	1,350	167,454
iShares 3-7 Year Treasury Bond ETF	100	12,388
iShares Gold Bullion ETF	900	7,955
iShares iBoxx $ High Yield Corporate Bond ETF	900	80,019
iShares JPMorgan USD Emerging Markets Bond ETF	42	4,841
iShares US Preferred Stock ETF	100	3,925
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	100	2,804
SPDR Euro STOXX 50 ETF	1,100	43,692
SPDR KBW Bank ETF	1,400	60,676
VanEck Vectors JPMorgan EM Local Currency Bond ETF	1,100	21,153
TOTAL REGISTERED INVESTMENT COMPANIES		411,569
PREFERRED STOCK — 2.5%
Mandatory Exchangeable Trust, CV to 1.1097 shares* (A)	100	17,866
NextEra Energy*	600	39,738
Teva Pharmaceutical Industries, CV to 13.3333 shares*	19	11,096
TOTAL PREFERRED STOCK		68,700

TD ASSET MANAGEMENT USA FUNDS INC.
TD Target Return Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE BONDS — 2.3%
ENERGY — 0.2%
Alpha Appalachia Holdings
3.25%, 8/1/15 (B)	$9,000	$112
BPZ Resources (Escrow)
6.50%, 3/1/49	8,000	10
Scorpio Tankers
2.38%, 7/1/19 (A)	6,000	5,370
		5,492
FINANCIALS — 0.4%
H&R
5.40%, 11/30/18	5,000	4,030
Pennymac
5.38%, 5/1/20	7,000	6,965
		10,995
INFORMATION TECHNOLOGY — 1.1%
Cornerstone OnDemand
1.50%, 7/1/18	10,000	10,175
Nuance Communications
1.00%, 12/15/35	20,000	19,287
SunEdison
2.63%, 6/1/23 (A)(B)	49,000	1,103
		30,565
UTILITIES — 0.6%
NRG Yield
3.25%, 6/1/20 (A)	15,000	14,916
TOTAL CONVERTIBLE BONDS		61,968

	NUMBER OF WARRANTS
WARRANTS — 0.7%
Avista Healthcare, Expires 12/2/21*	300	131
Axar Acquisition, Expires 12/31/22*	150	12
Bank of America, Expires 10/28/18*	164	122
Boulevard Acquisition, Expires 9/25/20*	500	410
CF, Expires 7/8/21*	350	658
Cision, Expires 10/25/20*	800	1,736
Contura Energy, Expires 7/26/23*	1	28
Daseke, Expires 9/11/20*	300	438
Double Eagle Acquisition, Expires 10/16/20*	2,300	1,127
Easterly Acquisition, Expires 7/29/20*	150	127
Exela Technologies, Expires 1/1/23*	1,100	440
Global Partner Acquisition, Expires 8/13/20*	700	467

DESCRIPTION	NUMBER OF WARRANTS	VALUE
Gores Holdings II, Expires 3/6/22*	1,366	$1,926
GP Investments Acquisition, Expires 5/26/22*	100	75
GTY Technology Holdings, Expires 11/14/21*	600	909
Landcadia Holdings, Expires 6/1/23*	4,600	3,473
Nexeo Solutions, Expires 6/14/19*	900	495
NextDecade, Expires 1/1/21*	400	320
Saban Capital Acquisition, Expires 9/21/21*	1,300	1,625
Simply Good Foods, Expires 7/10/22*	1,766	4,380
TOTAL WARRANTS		18,899
TOTAL INVESTMENTS (Cost $2,264,224) — 84.1%		2,300,607
OTHER ASSETS AND LIABILITIES, NET — 15.9%		434,530
NET ASSETS — 100.0%		$2,735,137

A list of the open forward foreign currency exchange contracts held by the Fund at July 31, 2017, is as follows(1):

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
8/31/17	CAD	278,280	USD	222,644	$(662)
8/31/17	EUR	38,964	USD	45,451	(752)
					$(1,414)
(1)	Counterparty is BNY Mellon.

For the period ended July 31, 2017, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities amounted to $69,618 or 2.5% of net assets of the Fund.
(B)	Security is in default on interest payments.

TD ASSET MANAGEMENT USA FUNDS INC.
TD Target Return Fund • Schedule of Investments
July 31, 2017 (unaudited)

ADR — American Depositary Receipt

BNY — Bank of New York

CAD — Canadian Dollar

Cl — Class

CV — Convertible

EM — Emerging Market

ETF — Exchange-Traded Fund

EUR — Euro

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

The following is a list of the inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$887,131	$—	$887,131
Common Stock	852,340	—	—	852,340
Registered Investment Companies	411,569	—	—	411,569
Preferred Stock	68,700	—	—	68,700
Convertible Bonds	—	61,968	—	61,968
Warrants	629	18,270	—	18,899
Total Investments in Securities	$1,333,238	$967,369	$—	$2,300,607

The following is a list of the inputs used as of July 31, 2017, in valuing the Fund’s other financial instruments carried at value:

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts*
Unrealized Depreciation	$—	$(1,414)	$—	$(1,414)
Total Other Financial Instruments	$—	$(1,414)	$—	$(1,414)
*	Forward foreign currency exchange contracts are valued at the unrealized depreciation on the instrument.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 99.8%
CONSUMER DISCRETIONARY — 14.7%
Advance Auto Parts	5,845	$654,698
Brunswick	31,652	1,791,820
Cedar Fair (A)	16,074	1,116,179
Cheesecake Factory	23,190	1,103,380
Hanesbrands	37,894	868,530
LCI Industries	17,914	1,912,320
Live Nation Entertainment*	37,819	1,409,514
NVR*	353	921,485
PVH	5,318	634,384
Sally Beauty Holdings*	47,194	954,735
Service International	51,331	1,782,726
Steven Madden*	27,838	1,141,358
		14,291,129
CONSUMER STAPLES — 4.5%
B&G Foods	28,502	1,033,198
Fresh Del Monte Produce	17,952	923,989
TreeHouse Foods*	28,977	2,458,119
		4,415,306
ENERGY — 1.8%
Core Laboratories	5,167	519,439
Dril-Quip*	14,650	653,390
Oil States International*	21,860	543,221
		1,716,050
FINANCIALS — 18.2%
Artisan Partners Asset Management, Cl A	19,071	634,111
Bank of Hawaii	21,993	1,840,154
Bank of the Ozarks	56,929	2,456,487
BankUnited	64,880	2,233,170
Diamond Hill Investment Group	5,066	1,000,535
FactSet Research Systems	6,528	1,091,612
Glacier Bancorp	16,472	575,202
LegacyTexas Financial Group	13,568	525,353
Markel*	1,372	1,470,112
Morningstar	13,530	1,117,172
Signature Bank NY*	6,521	903,680
Texas Capital Bancshares*	24,972	1,956,556
Western Alliance Bancorp*	36,377	1,832,673
		17,636,817

DESCRIPTION	SHARES	VALUE
HEALTH CARE — 8.2%
Alkermes*	14,192	$772,187
Bio-Rad Laboratories, Cl A*	10,400	2,450,552
Centene*	15,515	1,232,201
Dentsply Sirona	11,833	734,001
Jazz Pharmaceuticals PLC*	3,758	577,266
Natus Medical*	37,515	1,320,528
Universal Health Services, Cl B	7,991	885,643
		7,972,378
INDUSTRIALS — 14.8%
AMERCO	3,739	1,452,826
AMETEK	15,376	946,854
Genesee & Wyoming, Cl A*	16,339	1,064,649
Hexcel	42,430	2,171,143
Jacobs Engineering Group	34,594	1,823,796
JELD-WEN Holding*	55,581	1,814,720
KAR Auction Services	37,439	1,573,935
Mueller Industries	21,748	685,062
Wabtec	9,458	712,755
Woodward	30,894	2,160,726
		14,406,466
INFORMATION TECHNOLOGY — 20.0%
Coherent*	8,805	2,333,325
Criteo ADR*	16,414	830,548
CSRA	41,842	1,364,467
Cypress Semiconductor	135,869	1,929,340
F5 Networks*	6,341	765,676
Harmonic*	163,918	672,064
Marvell Technology Group	36,763	572,032
NetScout Systems*	48,942	1,688,499
PTC*	44,214	2,440,171
Sabre	60,269	1,333,753
Seagate Technology	11,066	364,735
Total System Services	4,595	291,599
Universal Display	30,058	3,624,995
VeriFone Systems*	63,532	1,239,509
		19,450,713
MATERIALS — 4.9%
Compass Minerals International	19,280	1,331,284
Martin Marietta Materials	2,737	619,739
Reliance Steel & Aluminum	21,288	1,540,400
Valvoline	55,714	1,263,036
		4,754,459

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments
July 31, 2017 (unaudited)

DESCRIPTION	SHARES	VALUE
REAL ESTATE — 10.1%
Apartment Investment & Management, Cl A‡	22,411	$1,020,821
CubeSmart‡	59,756	1,473,583
GEO Group‡	37,232	1,092,759
Howard Hughes*	10,077	1,267,787
Jones Lang LaSalle	15,314	1,948,247
Kite Realty Group Trust‡	40,116	823,581
Liberty Property Trust‡	27,136	1,140,255
Physicians Realty Trust‡	54,709	1,018,682
		9,785,715
UTILITIES — 2.6%
Black Hills	23,132	1,611,375
NorthWestern	16,205	936,487
		2,547,862
TOTAL COMMON STOCK		96,976,895
TOTAL INVESTMENTS (Cost $86,073,883) — 99.8%		96,976,895
OTHER ASSETS AND LIABILITIES, NET — 0.2%		233,447
NET ASSETS — 100.0%		$97,210,342

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At July 31, 2017, this security amounted to $1,116,179 or 1.1% of net assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
July 31, 2017 (unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met in person to consider the approval of (i) an investment management agreement (”Investment Management Agreement”) between the Company, on behalf of each of TD Short-Term Bond Fund, TD Core Bond Fund, TD High Yield Bond Fund, Epoch U.S. Equity Shareholder Yield Fund, Epoch Global Equity Shareholder Yield Fund, TD Global Low Volatility Equity Fund, TD Target Return Fund, Epoch U.S. Small-Mid Cap Equity Fund, TD 1- to 5-Year Corporate Bond Portfolio and TD 5- to 10-Year Corporate Bond Portfolio (collectively, the “Funds”), and TDAM USA Inc. (the “Investment Manager”), and (ii) a sub-advisory agreement (the “Sub-Advisory Agreement”) with Epoch Investment Partners (the “Sub-Adviser”) to provide sub-advisory services to each of Epoch U.S. Equity Shareholder Yield Fund, Epoch Global Equity Shareholder Yield Fund and Epoch U.S. Small-Mid Cap Equity Fund, at a meeting held on March 28-29, 2017 (the “Meeting”).

In its review of the various agreements and plans, including the Investment Management Agreement and the Sub-Advisory Agreement, with respect to the Funds, the Board considered information it deemed reasonably necessary to evaluate the terms of such agreements and plans. The Board requested and received various materials and information relating to its consideration of such agreements and plans, including, among other information: (i) the fees and expense ratios of each Fund and each class thereof, in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund and each class thereof, compared to a peer group of funds; (iii) information on the profitability of the Investment Manager, with respect to each Fund, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the compliance record of the Investment Manager and the Sub-Adviser. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement and the Sub-Advisory Agreement and the services provided under such Agreements.

The matters discussed below were considered by the Board. During the Meeting, and throughout the year, experienced counsel independent of the Investment Manager, the Sub-Adviser and other “management organizations” as defined in the rules under the 1940 Act, provided counsel and guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a consideration of all the comprehensive information presented to the Board and not the result of any single controlling factor or piece of information. Among other information and factors, the Board considered data on fees and expenses and performance and other information provided by Broadridge, Inc. (”Broadridge”), which is not affiliated with the Investment Manager or the Sub-Adviser, for each Fund. The Board also considered current performance information provided to it by the Investment Manager at the Meeting, as well as past performance information.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Fund and class (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (”peer group”). The funds within the peer group were selected independently by Broadridge. Specifically, the Board considered data based on information provided by Broadridge indicating that, with respect to the fees and expense ratios of each Fund for its most recent fiscal year, the investment management fee rate of each Fund, both before and after fee waivers, was the same as or below the median investment management fee rate of its peer group, with the exception of the investment management fee rate: (a) after waivers of each of the Institutional Class and the Adviser Class of the Epoch U.S. Small-Mid Cap Equity Fund which, in each case, was above the median investment management fee rate after waivers of its respective peer group; and (b) before waivers of each of the Institutional Class and the Advisor Class of the Epoch Global Equity Shareholder Yield Fund which, in each case, was above the median investment management fee rate before waivers of its respective peer group.

TD ASSET MANAGEMENT USA FUNDS INC.
July 31, 2017 (unaudited)

The Board, in its evaluation of the agreements, noted that each class’ total gross expense ratio and total net expense ratio were both at or below the median total gross expense ratio and median total net expense ratio, respectively, of its respective peer group, with the exception of: (a) the Institutional Class of each of the Epoch U.S. Equity Shareholder Yield Fund, Epoch Global Equity Shareholder Yield Fund, and Epoch U.S. Small-Mid Cap Equity Fund, which, in each case, was above the median total gross expense ratio of its respective peer group; and (ii) the Advisor Class of each of the Epoch Global Equity Shareholder Yield Fund, TD Global Low Volatility Equity Fund, and Epoch U.S. Small-Mid Cap Equity Fund, which, in each case, was above the median total gross expense ratio of its respective peer group.

The Board noted the contractual and voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates with respect to the Funds.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager and the Sub-Adviser with respect to similarly managed accounts.

On the basis of the factors considered and information presented, which were consolidated on a holistic basis, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates and the Sub-Adviser. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager and the Sub-Adviser, including the scope and quality of each of the Investment Manager’s and Sub-Adviser’s investment management capabilities, other resources dedicated to performing its services, and, in the case of the Investment Manager, the quality of its administrative and other services, resources dedicated to data protection and systems security and its ability to oversee and supervise the Sub-Adviser and other service providers of the Funds. Particularly, the Board considered the background and experience of the Investment Manager’s and the Sub-Adviser’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment management staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided by the Investment Manager and the Sub-Adviser, the Board was informed that, in management’s judgment, each of the Investment Manager and the Sub-Adviser has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative personnel and services of the Investment Manager that support its investment advisory services provided to the Funds and determined that such staff was generally sufficient to ensure a high level of quality service that comply with investment policies and restrictions, as well as other applicable requirements. The Board also noted the sound financial condition and operational stability of the Investment Manager and the operational stability of the Sub-Adviser as well as their affiliates.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates and the Sub-Adviser.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Fund, as well as the performance of a group of comparable funds with similar investment objectives selected by Broadridge and another group of comparable funds selected by the Investment Manager. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance for the period ended December 31, 2016 of each Fund. The Board noted that the one-, three-, five- and 10-year or since inception performance returns of each of the Funds were above or the same as the median performance returns for such periods of its respective peer group, except for: (a) the one-year performance return of each of (i) the Institutional Class and Advisor Class of the TD Short-Term Bond Fund, which, in each case, was lower than the median one-year performance return of its respective peer group, (ii) the Institutional Class and Advisor Class of the TD Core Bond Fund, which, in each case, was lower than the median one-year performance return of its respective peer group, (iii) the Institutional Class of the TD High Yield Bond Fund, which was lower than the median one-year performance return of its peer group, (iv) the

TD ASSET MANAGEMENT USA FUNDS INC.
July 31, 2017 (unaudited)

Advisor Class of the Epoch U.S. Small-Mid Cap Equity Fund which was lower than the median one-year performance return of its peer group and (v) the TD 5- to 10-Year Corporate Bond Portfolio, which was lower than the median one-year performance return of its peer group; (b) the three-year performance return of each of (i) the Institutional Class of the TD Short-Term Bond Fund, which was lower than the median three-year performance return of its peer group, (ii) the Institutional Class and the Advisor Class of the TD Core Bond Fund, which, in each case, was lower than the median three-year performance return of its respective peer group and (iii) the TD 1- to 5-Year Corporate Bond Portfolio, which was lower than the median three-year performance return of its peer group; (c) the five-year performance return of the Institutional Class of the TD Short-Term Bond Fund, which was lower than the median five-year performance return of its peer group; and (d) the since inception performance return of (i) the Advisor Class and the Institutional Class of the TD Core Bond Fund which, in each case, was lower than the median since inception performance return of its respective peer group, and (ii) the Institutional Class of the Epoch U.S. Small-Mid Cap Equity Fund, which was lower than the median since inception performance return of its peer group, and (iii) the TD 1- to 5-Year Corporate Bond Portfolio, which was lower than the median since inception performance return of its peer group. The Board noted that in certain instances where a Fund underperformed its peer group, other than in the case of the one-year return of each of the Advisor Class and the Institutional Class of the TD Core Bond Fund, such underperformance was modest. Management discussed factors that contributed to the underperformance results of the TD Core Bond Fund and indicated that it would continue to closely monitor the performance of such Fund. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager and the Sub-Adviser as applicable, was generally satisfactory, or, if issues were presented, they were being affirmatively addressed.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Funds. The Board was presented with a report prepared by management addressing the Investment Manager’s profitability. On the basis of management’s representations with respect to the preparation of the report (which followed methodology developed by an independent consultant that previously prepared such profitability report), the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board did not separately consider the profitability of the Sub-Adviser, an affiliate of the Investment Manager, as its profitability was reflected in the profitability report for the Investment Manager. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Funds and concluded that the amount of profits was not unreasonable in light of the services provided to the Funds.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board, including the Independent Directors, considered that although the Investment Manager’s advisory fee rate for each Fund does not have breakpoints and thus does not include the potential to share economies of scale, if any, through reductions as assets grow, the Board considered that economies of scale, if any, may be shared in a number of ways, including through fee and expense waivers and reimbursements.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Funds, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board also considered that the Investment Manager and Sub-Adviser may use third-party research obtained by soft dollars generated by certain portfolio transactions to assist itself in managing all or a number of its client accounts. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and the Funds, such as those noted above, were not unreasonable.

TD ASSET MANAGEMENT USA FUNDS INC.
July 31, 2017 (unaudited)

Conclusion

The Board, including all of the Independent Directors voting separately, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Fund to approve the Investment Management Agreement with respect to such Fund, and the Sub-Advisory Agreement with respect to each of the Epoch U.S. Equity Shareholder Yield Fund, Epoch Global Equity Shareholder Yield Fund, and Epoch U.S. Small-Mid Cap Equity Fund, in each case, for an additional one-year period.

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons’ of the Company, as defined in the Investments Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds Inc., Customer Service, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of September 1, 2017.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors

DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 65	Chairman of the Board and Director	Chairman of Board since 6/20/13; Chairman of Nominating/ Governance Committee from March 2011 to June 2017; Director since 3/30/09	Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm) since 2004; Executive Vice Chairman and Senior Advisor at Kennedy Wilson (international real estate firm), 2009 – 2016.	18	Director, Abel Noser Holdings
(2016 – present); Member,
USC Marshall Business School
Board (2010 – present);
President and Trustee, Christ
Church (2008 – 2016);
Director, Lepercq de Neuflize
(2009 – 2016); Chairman and
Trustee Emeritus (since 2014),
Trustee (1995 – 2014) of
Whittier College.

JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Director and Chairman of the Audit Committee	Director since 12/18/08; and Chairman of the Audit Committee since 3/24/11	Trustee of Albany Law School (2000 – 2015); Vice Chairman (2013 – 2015); Former Senior Advisor to New York State Banking Department; General Counsel, Dime Bancorp, Inc.; real estate investor.	18	Trustee Emeritus of Albany Law School

ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 55	Director; Chairman of the Nominating/Governance Committee	Since 9/23/14	President & CEO of Discovery Data, a leading financial services industry data provider (2009 – present).	18	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice, LLC.

Interested Director

BARBARA F. PALK ††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 66	Director	Since 12/17/10	Retired Senior Vice President – TD Bank Group.	18	Director of Ontario Teachers’ Pension Plan Board (2012 – present); Director of First National Financial Corp.
(2013 – present); Trustee of
Crombie REIT (2014 –
present); Trustee
(2011 – 5/31/2016) and Chair of Queens University
(2012 – 5/31/2016).

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of July 31, 2017.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers

MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 54	President and Chief Executive Officer	Since 3/26/15	Chief Administrative Officer of TD Asset Management Inc. since 2010;
Former Chief Risk Officer of TD Asset Management Inc. from
2002 – 2015; and Chief Risk Officer of the Investment Manager since
March 22, 2017.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 53	Chief Legal Officer and Anti-Money Laundering Officer	Since 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 49	Treasurer and Chief Financial Officer	Since 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 46	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

CURTIS BARNES c/o Citi Fund Services Prudential Center 800 Boylston Street, 24th Floor Boston, MA 02199 Age: 63	Secretary	Since 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 58	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.

†	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

(This page intentionally left blank)

(This page intentionally left blank)

TDAMSAR03

Item 2.	Code of Ethics.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable - Only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President

                                                      R. Michael Thorfinnson, President

Date October 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President

                                                       R. Michael Thorfinnson, President

Date October 3, 2017

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

                                                      Eric Kleinschmidt, Treasurer

Date October 3, 2017

* Print the name and title of each signing officer under his or her signature.